UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: January 31, 2014

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER CORE INCOME FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

ANNUAL REPORT DATED JANUARY 31, 2014

CONTENTS

Letter to Shareholders	1-4

Financial Statements

Schedule of Investments
Capital Income Fund	5-7
Growth Fund	8-11
Income Fund	12-17
Core Income Fund	18-19
Value Fund	20-22
Master Allocation Fund	23

Statements of Assets and Liabilities	24

Statements of Operations	25

Statements of Changes in Net Assets	26-27

Financial Highlights
Capital Income Fund	28-30
Growth Fund	31-33
Income Fund	34-36
Core Income Fund	37-39
Value Fund	40-42
Master Allocation Fund	43-45

Notes to Financial Statements	46-56

Report of Independent Registered Public Accounting Firm	57

Expense Examples	70

Other Information	73

Dear Fellow Shareholders:

As we look back on our fiscal year ended January 31, 2014, we are very pleased with the investment results achieved by all of the API Funds and Portfolios. Looking forward, we are optimistic that 2014 has the potential to be another attractive year for our shareholders. We must, however, add a word of caution. Since overall returns were historically high last year, it is unlikely that we will be able to repeat the robust returns we attained in 2013.

For the fiscal year ended January 31, 2014, our Funds generally performed well, and we are pleased with our investment results.

The Capital Income Fund (Class A) achieved a total return of 10.51% for the fiscal year vs. a total return of 16.70% for the MSCI World Free GTR Index, its benchmark index.

The Growth Fund (Class A) achieved a total return of 21.65% for the fiscal year vs. a total return of 16.70% for the MSCI World Free GTR Index, its benchmark index.

The Income Fund (Class A) achieved a total return of 3.58% for the fiscal year vs. a total return of 2.20% for the Dow Jones Conservative Relative Risk Index, its benchmark index.

The Core Income Fund (Class A) achieved a total return of 0.26% for the fiscal year vs. a total return of 16.70% for the MSCI World Free GTR Index, its benchmark index, and a total return of 0.12% for the Barclays U.S. Aggregate Index*.

The Value Fund (Class A) achieved a total return of 19.64% for the fiscal year vs. a total return of 21.25% for the S&P 500 Composite Index, its benchmark index, and a total return of 16.70% for the MSCI World Free GTR Index*.

The Master Allocation Fund (Class A) achieved a total return of 15.96% for the fiscal year vs. a total return of 16.70% for the MSCI World Free GTR Index, its benchmark index.

* On March 26, 2014, the Trust’s Board of Trustees approved changing the benchmark indices for the Core Income Fund and the Value Fund to the Barclays U.S. Aggregate Index and the MSCI World Free GTR Index, respectively. We are including those indices here to let you know how the Funds performed vs. those indices for fiscal year 2014. You will be seeing those indices going forward.

Following this letter, on pages 58 through 69 of this report, are line graphs and performance tables to give you information on the performance of each of our funds for varying time periods.

INVESTMENT STRATEGIES

Our investment strategy for each of the Funds remains consistent—find the most attractive investments, diversify across a wide range of sectors and holdings, and constantly monitor all our holdings, weeding out those that underperform and finding new investments to replace them. We have employed this strategy for the lifetime of the Funds, and it has served us well.

MARKET REVIEW

As last year began, we anticipated a better than expected economy and strong market returns for our shareholders due to factors such as an improving housing market, growing automobile sales and the continuing build-out of our surging domestic energy production and exploration, coupled with attractive valuations, strong balance sheets and a favorable monetary policy. While that projection proved to be accurate, the strong rally that ended 2013 significantly closed the discount to historical valuation we have seen over the last few years. The market is currently trading around 15 times forward earnings, which we believe is within a normal historical valuation range.

While the global economic recovery also continued, volatility persists as the world economy adjusts to changes in monetary policy, rising GDP (economic growth), political uncertainties and other geo-political risks. In the latter part of our reporting period, investors began to move away from interest sensitive securities as they started to put a greater emphasis on growth fundamentals in domestic and global equities. We believe that our diversified and active approach, which utilizes a clear, repeatable and fact driven process, is particularly well suited for this evolving environment.

As the domestic recovery continued during the fiscal year, stocks rallied and the S&P 500 Index returned +17.8%. Global markets also participated in the upswing and the MSCI World Index gained 11.2%. However, increased investor focus on changing monetary policy sparked concerns over the slowing of emerging markets growth and subsequently increased volatility. As a result, overall return for the MSCI Emerging Markets Index was -12.7%

Investment grade and high yield issuance remained strong during the fiscal year. However, concerns over the “taper” and a potential rate hike had a more profound effect on the rate sensitive Barclays Capital U.S. Aggregate Bond Index (a return of -0.2%) than on the Credit Suisse High Yield Index (a return of +7.2%).

GLOBAL OUTLOOK

As we start a new reporting period, domestic and world economies continue to move generally in the right direction. We are optimistic that 2014 has the potential to be another attractive year for the equity markets and are particularly encouraged by favorable signs in the U.S. and Europe. However, we expect that volatility will persist due to uneven economic data and company earnings, as well as recommendations for caution that derive from several factors that impacted the quarter. Many have forgotten that the calendar fourth quarter of 2013 started with a sixteen-day shutdown triggered by political battles regarding sequestration, the debt ceiling and the budget. We also expect that the weather-related delays we saw in January could lead to tempered management earnings calls that may add a note of uncertainty.

The U.S. seems poised to continue its leadership position with a continuation of our economic expansion. Economic growth is projected to remain in the 2.25% - 3.0% range and corporate balance sheets are still generally strong as cash remains at historically high levels. Companies are in an excellent position to respond to signs of stronger growth, a move that could potentially fund job growth. While there appear to be burgeoning signs of growing industrial production and manufacturing, actual results may not be seen until capacity utilization trends back to normal highs. In addition, the significant deleveraging of personal balance sheets should help drive demand for everything from housing to discretionary spending.

Outside the U.S. economy, we are most positive on the euro zone. The accommodative policies of the European Central Bank are affirmative steps toward stabilization and increased growth. We expect that, as the euro zone continues to recover from the sovereign debt crisis and its fiscal and structural challenges, it could turn from a drag on the world economy to a contributor to world GDP growth.

INVESTMENT OUTLOOK

While we expect equity returns to be less than last year, we also believe that equities will continue to offer the best overall return. We anticipate that many companies will continue to raise dividends and grow earnings due to a combination of the improving economy, solid balance sheets, low historical payout ratios, positive economic data and an accommodative Federal Reserve.

U.S. equities appear to be in the middle innings of a secular bull market. While rising stock prices have pushed up the equity price-to-earnings valuation level from historically low valuation ranges, stocks now appear to be within a normal historical valuation range. One could argue that, in this low-rate environment, the current price-to-earnings multiple should be above historical averages. However, since consensus earnings forecasts show growth in the 8%—13% range and stocks have just moved into the fair value range, our bias leans in favor of equities.

We continue to see opportunities within the euro zone, where a recovery appears to be just taking hold. While heavy sovereign debt loads continue to hinder economic growth, some counties appear to have begun to benefit from an easing of austerity policies. Although European economies are more likely to grow at a slower pace than the U.S., the lower valuation makes them somewhat more attractive. While a number of headwinds impacted emerging markets over the last half of the year, there appears to be the potential that improving economic data, potential government reforms, a growing middle class and very weak investor sentiment will create an attractive entry point for what could prove to be some of the fastest growing economies in the world.

There appears to be a lot going for the world economy:

•	Euro zone economy is starting to gather traction after several years of negative GDP growth with depressed valuation

•	Housing is starting to grind higher

•	An accommodative Fed has repeatedly stated that it will keep rates low for an extended period of time

•	Jobs are grinding higher

•	Energy exploration and production in the U.S. is a huge opportunity

•	Purchasing Managers’ Indexes (PMIs) are still over 50 for 85% of the countries that report PMIs.

In light of historically low interest rates and the fact that the Fed has started (and is expected to continue) the taper, we expect that interest rates will rise over time to levels more in line with historical averages. As we look at a potential rise in rates and an economy still grinding higher, we continue to favor high yield bonds (which are more asset sensitive) and expect them to outperform investment grade bonds (which are more interest rate sensitive) over time.

We believe each of our six API Funds is positioned to take advantage of the opportunities within the global marketplace. Of course, we don’t expect market moves to be linear. We will continue to exercise patience as we execute our disciplined investment process and, as long as long-term prospects remain attractive, will maintain an opportunistic stance as we seek to add to our positions.

As always, we appreciate the trust you have placed in API Funds and Portfolios. We value the opportunity to work with you to manage your assets and help you reach your financial goals. Please visit us at www.apifunds.com or contact us at 800-544-6060 with any questions or concerns about our funds.

Sincerely,

David D. Basten
Founder
Chief Executive Officer
API Funds and Portfolios

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060. The Performance quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2014

	Principal/ Shares	Value
COMMON STOCKS — 89.2%
Consumer Discretionary — 4.2%
American Eagle Outfitters, Inc.	10,000	$135,300
McDonald’s Corp.	3,000	282,510
MDC Partners, Inc.	15,750	378,473
Omnicom Group, Inc.	2,500	181,450
Six Flags Entertainment Corporation	4,500	161,505
Speedway Motorsports, Inc.	19,000	364,040

		1,503,278

Consumer Staples — 9.7%
Altria Group, Inc.	8,500	299,370
Archer-Daniels-Midland Company	2,500	98,700
Coca Cola Co.	8,000	302,560
ConAgra Foods, Inc.	6,500	206,635
Diageo Plc ADR	1,400	168,070
General Mills, Inc.	6,000	288,120
Imperial Tobacco Group plc	2,100	154,308
Kellogg Corporation	3,000	173,940
Kimberly-Clark Corporation	2,500	273,425
Kraft Foods Group, Inc.	2,900	151,815
Philip Morris International, Inc.	1,650	128,931
Procter & Gamble Co.	3,000	229,860
Reynolds American, Inc.	6,500	315,250
Staples, Inc.	7,200	94,752
Sysco Corporation	9,500	333,260
Tesco plc	7,300	115,486
Walgreen Company	1,800	103,230

		3,437,712

Energy — 12.9%
AGL Resources, Inc.	5,500	262,790
BP plc	4,300	201,627
Cenovus Energy, Inc.	6,800	177,820
Chevron Corp.	2,300	256,749
China Petroleum & Chemical Corporation	2,860	225,454
DTE Energy Co.	2,000	136,440
Duke Energy Corporation	2,100	148,302
Ecopetrol SA ADR	6,000	205,560
Eni S.p.A. ADR	6,500	295,100
Ensco PLC	5,000	251,850
Enterprise Products Partners L.P.	3,000	199,140
PetroChina Company Limited	1,400	134,274
Royal Dutch Shell PLC	3,600	248,760
Sasol Ltd. ADR	5,000	240,950
SeaDrill Ltd.	9,000	321,390
Statoil ASA ADR	9,000	213,390
Suncor Energy, Inc.	4,400	144,452
Total SA ADR	4,000	$228,680
TransCanada Corp.	6,000	260,640
Vanguard Natural Resources, LLC	6,700	202,206
Williams Companies, Inc.	5,500	222,695

		4,578,269

Financials — 17.0%
Aflac, Inc.	1,600	100,448
Allianz SE	11,000	183,260
Aviva plc ADR	26,000	382,980
AXA SA	8,700	228,897
Banco Santander SA	15,381	132,892
Bank of Nova Scotia	4,500	246,780
BB&T Corporation	5,000	187,050
Blackrock, Inc.	750	225,353
Calamos Asset Management, Inc.	12,000	137,640
Erie Indemnity Co.	3,500	245,595
Flushing Financial Corporation	11,000	225,940
Horace Mann Educators Corporation	11,000	306,900
JPMorgan Chase & Co.	7,000	387,520
M & T Bank Corp.	2,500	278,775
Maiden Holdings, Ltd.	17,000	186,660
Manning & Napier, Inc.	14,000	234,500
Manulife Financial Corporation	8,000	147,440
Muenchener Rueckversicherungs-Gesellschaft AG	7,500	155,250
Northwest Bancshares, Inc.	20,000	281,200
OceanFirst Financial Corp.	20,000	355,200
OFS Capital Corporation	10,800	139,752
Old National Bancorp	11,000	154,000
PartnerRe Ltd.	4,000	392,680
State Auto Financial Corp.	13,000	249,340
Toronto Dominion Bank	3,500	302,575
Westpac Banking Corporation	5,300	141,881

		6,010,508

Health Care — 7.4%
Astrazeneca PLC ADR	4,000	254,000
Baxter International, Inc.	4,000	273,200
Becton, Dickinson and Company	950	102,714
Bristol-Myers Squibb Company	5,700	284,829
Computer Programs and Systems, Inc.	4,700	314,054
Eli Lilly & Co.	6,000	324,060
Landauer, Inc.	2,800	129,276
Merck & Co., Inc.	7,000	370,790
Meridian Bioscience, Inc.	7,000	159,460
Pfizer, Inc.	5,200	158,080
Sanofi ADR	5,000	244,500

		2,614,963

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Industrials — 8.2%
Aircastle Ltd.	9,500	$179,455
Caterpillar, Inc.	2,400	225,384
Emerson Electric Co.	1,500	98,910
Fly Leasing Ltd.	12,700	192,405
General Dynamics Corporation	2,800	283,668
General Electric Company	6,000	150,780
Healthcare Services Group, Inc.	7,700	208,901
HNI Corporation	8,000	274,480
Illinois Tool Works, Inc.	1,300	102,531
Knoll, Inc.	8,600	142,760
Lockheed Martin Corporation	2,900	437,639
Navios Maritime Partners LP	7,600	139,536
Norfolk Southern Corp.	4,000	370,360
3M Co.	800	102,552

		2,909,361

Information Technology — 4.6%
Broadridge Financial Solutions, Inc.	7,000	254,030
IAC/InterActiveCorp	3,400	238,136
Intersil Corporation	18,200	206,388
Maxim Integrated Products, Inc.	7,500	226,950
Microchip Technology, Inc.	4,300	192,898
Microsoft Corporation	4,700	177,895
Paychex, Inc.	8,000	334,560

		1,630,857

Materials — 5.0%
Air Products and Chemicals, Inc.	1,900	199,766
ArcelorMittal ADR	10,000	164,800
Dow Chemical Company	9,000	409,590
E. I. du Pont de Nemours and Company	3,600	219,636
Freeport-McMoRan Copper & Gold, Inc.	5,100	165,291
LyondellBasell Industries NV	2,000	157,520
Nucor Corporation	4,100	198,235
Sonoco Products Co.	6,600	273,108

		1,787,946

Real Estate Investment Trusts — 9.9%
Agree Realty Corp.	5,000	142,950
Associated Estates Realty Corporation	9,000	143,730
Capstead Mortgage Corp.	14,000	176,680
Cherry Hill Mortgage Investment Corporation	6,500	117,325
Colony Financial, Inc.	9,000	199,800
Corrections Corporation of America	7,500	251,775
Digital Realty Trust, Inc.	3,700	188,663
GEO Group, Inc.	8,500	284,580
Government Properties Income Trust	8,400	207,480
Gramercy Property Trust, Inc.*	16,000	$93,120
Home Properties, Inc.	4,000	223,000
OMEGA Healthcare Investors, Inc.	3,300	105,402
PennyMac Mortgage Investment Trust	6,500	153,075
Physicians Realty Trust	10,000	123,900
Plum Creek Timber Company, Inc.	3,400	146,438
Preferred Apartment Communities, Inc.	9,000	72,270
Rayonier, Inc.	4,500	199,170
Redwood Trust, Inc.	7,000	130,900
Spirit Realty Capital, Inc.	33,143	351,316
Summit Hotel Properties, Inc.	23,000	204,930

		3,516,504

Telecommunication Services — 4.2%
A T & T, Inc.	7,600	253,232
BCE, Inc.	7,000	293,790
BT Group plc	4,000	252,200
NTT DOCOMO, Inc. ADR	12,000	192,000
Telefonica S.A.	11,000	168,960
Verizon Communications, Inc.	3,200	153,664
Vodafone Group PLC	4,600	170,476

		1,484,322

Utilities — 6.1%
American Electric Power Company, Inc.	2,800	136,668
American Water Works Co., Inc.	3,600	153,252
CMS Energy Corporation	6,500	180,635
Cleco Corporation	3,500	171,010
Dominion Resources, Inc.	2,400	162,984
Empresa Nacional de Electricidad SA ADR	4,300	165,894
Exelon Corporation	4,400	127,600
Laclede Group, Inc.	6,500	298,285
National Grid PLC ADR	2,000	129,560
NextEra Energy, Inc.	1,600	147,088
Pinnacle West Capital Corp.	2,700	142,101
SCANA Corp.	3,000	141,810
Suburban Propane Partners, L.P.	4,700	208,210

		2,165,097

Total Common Stocks		31,638,817

CORPORATE BONDS & NOTES — 1.4%
Structured Notes — 1.4%
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$305,000	295,545
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	203,810

		499,355

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
INVESTMENT COMPANIES — 10.4%
Closed End Funds (Business Development Companies) — 2.3%
Ares Capital Corp.	17,000	$301,070
Full Circle Capital Corporation	26,000	191,360
Medallion Financial Corp.	13,000	173,290
Monroe Capital Corporation	13,000	170,820

		836,540

Exchange Traded Funds — 5.2%
iShares Asia/Pacific Dividend ETF	4,300	220,891
iShares Emerging Markets Dividend ETF	3,000	133,230
iShares International Select Dividend ETF	7,000	252,280
iShares MSCI Australia ETF	12,000	276,480
iShares MSCI Pacific ex-Japan ETF	6,500	285,155
iShares MSCI Singapore ETF	23,000	281,060
SPDR Euro STOXX 50 ETF	3,800	151,088
Vanguard FTSE Europe ETF	2,700	151,497
WisdomTree Europe SmallCap Dividend Fund	1,400	81,186

		1,832,867

Money Market Funds — 2.9%
Fidelity Institutional Money Market Portfolio	1,021,281	1,021,281

Total Investment Companies		3,690,688

Total Investments — 101.0% (cost $29,927,930)		35,828,860
Liabilities in Excess of Other Assets — 1.0%		(370,800)

Net Assets — 100.0%		$35,458,060

Costfor federal income tax purposes $29,927,930.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$6,376,299
Excess of tax cost over value	475,369

Net Appreciation	$5,900,930

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2014

	Shares	Value
COMMON STOCKS — 91.4%
Consumer Discretionary — 15.8%
Aaron’s, Inc.	8,000	$215,120
Amazon.com, Inc.	700	251,083
American Public Education, Inc.*	6,700	283,611
Autoliv, Inc.	3,500	317,345
AutoZone, Inc.*	600	297,036
Biglari Holdings, Inc.*	480	209,741
CarMax, Inc.*	4,400	198,484
Dollar General Corp.*	4,100	230,912
GNC Holdings, Inc. Class A	4,000	204,440
Grand Canyon Education, Inc.*	5,600	245,392
Grupo Televisa SA ADR	9,500	276,070
Home Inns & Hotels Management, Inc.*	6,000	205,740
Honda Motor Co. Ltd.	5,400	202,554
Iconix Brand Group, Inc.*	7,500	279,000
Interval Leisure Group, Inc.	8,000	211,200
Liberty Global plc Class A*	3,300	263,769
Liberty Global plc Series C*	3,400	269,722
Liberty Interactive Corporation*	8,000	213,680
Liberty Media Corporation*	1,600	210,544
Liberty Ventures Series A*	2,200	255,200
Live Nation Entertainment, Inc.*	17,300	367,971
Lowe’s Companies, Inc.	6,000	277,740
Luxottica Group S.p.A.	3,600	189,252
LVMH Moet Hennessey Louis Vuitton SA	6,200	220,410
Nike, Inc. Class B	4,000	291,400
Nitori Holdings Co., Ltd.*	2,500	244,150
O’Reilly Automotive, Inc.*	1,500	196,470
Outerwall, Inc.*	4,000	257,240
Panera Bread Co.*	1,600	270,512
Pearson plc	9,800	179,242
Priceline.com Inc.*	200	228,978
Publicis Groupe SA	10,500	232,785
Reed Elsevier NV	5,500	227,150
SFX Entertainment, Inc.*	21,700	201,810
Signet Jewelers Ltd.	3,900	310,245
Starz — A*	10,200	285,396
Swatch Group AG	6,500	194,285
Thor Industries, Inc.	5,000	256,850
Tractor Supply Company	4,000	266,040
TripAdvisor, Inc.*	2,900	223,851
Wolverine World Wide, Inc.	8,400	234,360
Xinyi Glass Holdings Ltd.	11,000	177,540
Yue Yuen Industrial (Holdings) Limited	14,500	222,575

		10,396,895

Consumer Staples — 4.8%
Associated British Foods PLC	6,200	276,706
Beam, Inc.	3,000	249,900
Calavo Growers, Inc.	8,700	264,306
DANONE S.A.	17,500	232,400
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	243,648
Hain Celestial Group, Inc.*	2,800	257,292
Hillshire Brands Company	7,500	267,150
Inter Parfums, Inc.	8,400	273,336
Inventure Foods, Inc.*	19,500	244,335
L’Oreal SA	7,000	230,580
Nestle SA ADR	2,900	210,685
PriceSmart, Inc.	2,500	227,250
Wilmar International Ltd.	7,500	183,750

		3,161,338

Energy — 1.5%
Cameron International Corporation*	4,300	257,871
Core Laboratories N.V.	1,800	322,056
Imperial Oil Ltd.	5,700	232,731
Tenaris SA ADR	4,000	177,920

		990,578

Financials — 7.0%
ACE Limited	2,500	234,525
Allied World Assurance Comapny Holdings Ltd.	2,000	205,840
Aon plc	3,400	273,564
Aspen Insurance Holdings Ltd.	6,700	260,630
Assurant, Inc.	5,000	326,750
Brookfield Asset Management, Inc.	6,000	227,700
City Holding Company	4,500	200,790
Financial Engines, Inc.*	4,800	292,416
HCI Group, Inc.	4,900	208,397
Interactive Brokers Group, Inc.	10,000	212,000
IntercontinentalExchange Group, Inc.	1,300	271,427
Lazard Ltd.	6,500	277,940
Markel Corp.*	400	215,656
Moody’s Corp.	2,500	186,450
Nomura Holdings, Inc.	36,000	250,560
PHH Corporation*	9,000	218,430
Stifel Financial Corp.*	5,000	225,750
UMB Financial Corporation	4,600	272,734
Umpqua Holdings Corporation	15,500	272,180

		4,633,739

Health Care — 10.8%
Akorn, Inc.*	12,700	288,290
Allergan, Inc.	2,000	229,200
Bio-Rad Laboratories, Inc.*	2,500	317,800

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Bruker Corporation*	10,800	$219,780
Celgene Corporation*	1,500	227,895
Centene Corporation*	4,100	248,460
DexCom, Inc.*	7,100	287,266
Essilor International SA	3,800	190,456
Gilead Sciences, Inc.*	3,600	290,340
GlaxoSmithKline PLC ADR	4,700	242,238
Grifols S.A. ADR	6,600	261,426
Hanger, Inc.*	7,300	246,813
HMS Holdings Corporation*	11,900	274,057
ICON PLC*	5,200	218,452
Mednax Services, Inc.*	6,000	333,840
Mindray Medical International Ltd.	6,100	213,744
Novo Nordisk A/S ADR	5,000	198,350
Novozymes A/S	5,700	246,639
NPS Pharmaceuticals, Inc.*	8,300	296,974
Omnicell, Inc.*	11,000	284,020
Perrigo Company plc	992	154,415
Prothena Corporation plc*	10,400	321,776
Roche Holding, Ltd. ADR	3,000	205,800
Salix Pharmaceuticals, Ltd.*	2,700	262,818
Shire plc	1,800	269,316
Sirona Dental Systems, Inc.*	2,800	201,432
Valeant Pharmaceuticals International, Inc.*	2,300	311,972
VCA Antech, Inc.*	9,000	287,460

		7,131,029

Industrials — 23.0%
Aalberts Industries N.V.	12,000	377,880
Aircastle Ltd.	14,000	264,460
Allegion PLC*	5,100	251,685
American Science and Engineering, Inc.	3,600	246,204
A.P. Moeller-Maersk A/S	12,100	269,588
Argan, Inc.	8,100	230,121
Assa Abloy AB	9,100	226,135
B/E Aerospace, Inc.*	3,600	286,092
Chicago Bridge & Iron Company N.V.	4,200	314,958
CIRCOR International, Inc.	3,300	237,666
Colfax Corporation*	4,100	247,025
Columbus McKinnon Corporation*	12,200	301,584
Copart, Inc.*	7,000	239,960
Danaher Corporation	3,100	230,609
Donaldson Company, Inc.	4,500	185,670
Dover Corporation	2,700	233,712
DXP Enterprises, Inc.*	2,900	278,516
Eaton Corporation plc	3,200	233,888
Embraer SA ADR	8,400	257,796
EnerNOC, Inc.*	11,500	257,600
Fastenal Company	5,800	254,794
Flowserve Corp.	4,400	318,252
Fluor Corporation	2,900	220,284
GEA Group AG	4,700	220,618
Genesee & Wyoming, Inc.*	2,200	198,748
Hertz Global Holdings, Inc.*	10,200	265,404
Hexcel Corp.*	5,900	245,912
Hutchison Whampoa Limited	9,800	241,864
IDEX Corporation	4,500	324,045
Ingersoll-Rand plc	3,400	199,886
j2 Global, Inc.	5,100	231,285
Jacobs Engineering Group, Inc.*	4,000	242,840
Landstar Systems, Inc.	4,300	246,992
Lindsay Corporation	3,100	263,500
Middleby Corporation*	1,500	369,870
Mobile Mini, Inc.*	8,100	313,227
Mueller Industries, Inc.	4,600	286,304
Nippon Yusen KK	79,300	249,002
Nordson Corporation	3,500	242,620
Park-Ohio Holdings Corp.*	7,300	348,940
Precision Castparts Corp.	1,150	292,963
Roadrunner Transportation Systems, Inc.*	9,500	249,375
Rockwell Collins, Inc.	3,400	256,904
Safran SA	14,000	246,540
Secom Co. Ltd.	16,000	223,840
Sensata Technologies Holdings N.V.*	6,500	243,360
Simpson Manufacturing Co., Inc.	7,100	231,460
Teledyne Technologies, Inc.*	3,000	275,610
Toro Company	4,500	285,120
Towers Watson & Co.	2,300	268,916
TriMas Corporation*	5,700	198,360
TrueBlue, Inc.*	9,400	230,582
U.S. Ecology, Inc.	6,500	232,440
Verisk Analytics, Inc.*	4,700	300,142
Wabtec Corp.	5,000	369,050
WageWorks, Inc.*	4,900	304,731
Waste Connnections, Inc.	6,000	245,280
Woodward, Inc.	5,500	235,675

		15,145,884

Information Technology — 21.1%
Accenture plc	3,600	287,568
ADTRAN, Inc.	9,800	248,822
Alliance Data Systems Corporation*	1,300	311,558
Amadeus IT Holding SA	6,100	241,438
Amdocs Ltd.	7,000	302,820
Apple, Inc.	500	250,300
Applied Micro Circuits Corporation*	23,000	232,300
ASML Holding N.V.	2,464	208,528
ATMI, Inc.*	10,300	285,104

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Automatic Data Processing, Inc.	3,500	$268,100
Bottomline Technologies (de), Inc.*	7,600	263,112
CACI International, Inc. Class A*	3,100	229,462
CalAmp Corporation*	10,000	294,800
Cielo SA	7,440	195,300
CoreLogic, Inc.*	9,000	286,650
CoStar Group, Inc.*	1,800	309,672
Cree, Inc.*	3,900	235,638
Demandware, Inc.*	4,300	273,824
eBay, Inc.*	3,500	186,200
Emulex Corporation*	39,000	287,040
Envestnet, Inc.*	6,700	286,425
Facebook, Inc.*	6,600	412,962
Factset Research Systems, Inc.	2,000	211,540
FARO Technologies, Inc.*	4,800	248,256
Google, Inc.*	250	295,243
Harris Corp.	3,600	249,624
Hittite Microwave Corporation*	4,000	229,400
Intel Corporation	8,400	206,136
IPG Photonics Corporation*	4,200	280,854
Littlefuse, Inc.	3,700	331,150
Mentor Graphics Corp.	10,400	216,320
NetApp, Inc.	6,000	254,040
NetEase, Inc.	3,900	292,383
NIC, Inc.*	10,900	236,966
Oracle Corp.	7,700	284,130
Palo Alto Networks, Inc.*	5,000	297,250
Pandora Media, Inc *	7,200	259,704
PDF Solutions, Inc.*	10,800	255,960
PTC, Inc.*	8,000	285,440
QUALCOMM, Inc.	3,500	259,770
Salesforce.com Inc.*	6,000	363,180
SAP AG ADS	3,400	259,828
Silicon Motion Technology Corporation	18,100	304,623
Solera Holdings, Inc.	3,600	240,588
Stratasys Ltd.*	2,600	313,456
3D Systems Corporation*	3,600	279,828
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,000	236,880
Tokyo Electron Limited	16,500	216,810
Wipro Limited	27,000	349,380
Yandex NV*	6,700	246,225
Zebra Technologies Corporation*	5,100	280,296
Zix Corporation*	54,000	242,460

		13,925,343

Materials — 6.3%
Agrium, Inc.	2,500	217,750
BHP Billiton Ltd. ADR	2,800	179,060
CF Industries Holdings, Inc.	1,200	277,032
Compass Minerals International, Inc.	3,200	251,584
FMC Corp.	3,000	211,890
Givaudan SA	7,100	210,089
H.B. Fuller Company	5,200	242,216
Myers Industries, Inc.	10,700	204,905
NewMarket Corp.	800	267,888
POSCO ADR	3,600	244,764
PPG Industries, Inc.	1,800	328,248
Praxair, Inc.	2,000	249,440
Rockwood Holdings, Inc.	3,800	260,414
Steel Dynamics, Inc.	15,000	247,500
Stora Enso Oyj	28,000	259,840
Syngenta AG ADS	3,000	212,490
UFP Technologies, Inc.*	10,000	256,200

		4,121,310

Real Estate Investment Trusts — 0.4%
GEO Group, Inc.	6,900	231,012

Telecommunication Services — 0.7%
Chunghwa Teleccom Co., Ltd.	8,500	249,900
KDDI Corporation	4,000	229,600

		479,500

Total Common Stocks		60,216,628

INVESTMENT COMPANIES — 7.9%
Exchange Traded Funds — 6.4%
BLDRS Europe 100 ADR Index Fund	9,300	219,294
Guggenheim China All-Cap ETF	7,600	188,784
iShares Core MSCI Emerging Markets ETF	5,500	252,065
iShares MSCI Chile Capped ETF	5,300	215,339
iShares MSCI EAFE Growth ETF	2,500	168,525
iShares MSCI EAFE Small Cap ETF	5,500	272,635
iShares MSCI Emerging Markets Growth ETF	5,000	251,500
iShares MSCI Emerging Markets Minimum Volatility ETF	4,700	251,544
iShares MSCI Israel Capped ETF	5,100	242,658
iShares MSCI Japan Small Cap ETF	4,500	238,084
iShares MSCI Kokusai ETF	4,600	234,586
iShares MSCI Malaysia ETF	10,200	149,940
iShares MSCI Thailand Capped ETF	3,000	195,960
Market Vectors Vietnam ETF	9,800	206,486
Schwab Emerging Markets Equity ETF	11,300	253,233
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,000	200,540
Vanguard FTSE Europe ETF	3,000	168,330
Vanguard MSCI Pacific ETF	5,000	285,600
Vanguard Total World Stock ETF	4,400	249,744

		4,244,847

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Money Market Funds — 1.5%
Fidelity Institutional Money Market Portfolio	983,883	$983,883

Total Investment Companies		5,228,730

Total Investments — 99.3% (cost $49,261,338)		65,445,358
Other Assets in Excess of Liabilities — 0.7%		469,458

Net Assets — 100.0%		$65,914,816

Costfor federal income tax purposes $49,261,338.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$16,929,059
Excess of tax cost over value	745,039

Net Appreciation	$16,184,020

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2014

	Principal/ Shares	Value
COMMON STOCKS — 26.2%
Consumer Discretionary — 0.5%
DineEquity, Inc.	13,800	$1,073,778
Garmin Ltd.	14,000	630,700
Wynn Resorts Limited	7,800	1,695,876

		3,400,354

Consumer Staples — 0.8%
Altria Group, Inc.	28,300	996,726
Lorillard, Inc.	22,600	1,112,372
Philip Morris International, Inc.	11,000	859,540
Reynolds American, Inc.	20,000	970,000
Safeway, Inc.	43,200	1,349,568

		5,288,206

Energy — 2.8%
BP plc	23,600	1,106,604
Eni S.p.A. ADR	22,000	998,800
HollyFrontier Corporation	22,000	1,018,600
HSBC Holdings plc	30,000	1,544,700
Kinder Morgan, Inc.	7,000	238,070
Royal Dutch Shell PLC	11,000	760,100
SeaDrill Ltd.	74,000	2,642,540
Ship Finance International Ltd.	240,000	4,108,800
Total SA ADR	34,000	1,943,780
Vanguard Natural Resources, LLC	54,000	1,629,720
Williams Companies, Inc.	84,000	3,401,160

		19,392,874

Financials — 10.0%
America First Multifamily Investors, L.P.	500,000	2,930,000
Arlington Asset Investment Corp.	340,000	8,925,000
Arthur J. Gallagher & Co.	22,500	1,040,175
BB&T Corporation	29,000	1,084,890
BGC Partners, Inc. Class A	82,000	527,260
Blackstone Group LP	48,600	1,591,650
CME Group, Inc.	23,600	1,764,336
Compass Diversified Holdings	606,000	10,877,700
Ellington Financial LLC	340,000	8,047,800
Federated Investors, Inc.	17,000	457,130
Fifth Street Finance Corp.	1,180,000	11,103,800
Hartford Financial Services Group, Inc.	33,000	1,097,250
Home Loan Servicing Solutions, Ltd.	183,000	3,755,160
Invesco Holding Co. Ltd.	16,000	532,000
KKR Financial Holdings LLC	400,000	4,840,000
Lazard Ltd.	36,000	1,539,360
Lincoln National Corporation	10,000	480,300
Maiden Holdings, Ltd.	45,000	494,100
MetLife, Inc.	45,000	2,207,250
Royal Bank of Canada	16,800	$1,039,584
Travelers Companies, Inc.	12,200	991,616
U.S. Bancorp	71,200	2,828,776
Validus Holdings Ltd.	30,000	1,077,600

		69,232,737

Health Care — 0.3%
Landauer, Inc.	10,317	476,336
Merck & Co., Inc.	21,200	1,122,964
Meridian Bioscience, Inc.	17,000	387,260

		1,986,560

Industrials — 1.4%
Fly Leasing Ltd.	150,000	2,272,500
General Electric Company	42,000	1,055,460
Lockheed Martin Corporation	9,200	1,388,372
Republic Services, Inc.	30,000	960,900
Student Transportation, Inc.	480,000	2,952,000
Waste Management, Inc.	24,200	1,011,076

		9,640,308

Information Technology — 1.3%
Cisco Systems, Inc.	20,300	444,773
Intel Corporation	42,900	1,052,766
Intersil Corporation	123,000	1,394,820
Maxim Integrated Products, Inc.	53,000	1,603,780
Microsoft Corporation	14,600	552,610
Old Republic International Corporation	73,500	1,148,070
QUALCOMM, Inc.	11,600	860,952
Texas Instruments, Inc.	27,800	1,178,720
Western Union Company	61,000	939,400

		9,175,891

Materials — 0.6%
Agrium, Inc.	3,000	261,300
Dow Chemical Company	37,000	1,683,870
E. I. du Pont de Nemours and Company	18,500	1,128,685
LyondellBasell Industries NV	10,700	842,732
Terra Nitrogen Company, L.P.	2,300	361,422

		4,278,009

Real Estate Investment Trusts — 8.0%
A G Mortgage Investment Trust, Inc.	280,000	4,645,200
American Realty Capital Properties, Inc.	20,000	276,800
Apollo Commercial Real Estate Finance, Inc.	60,000	1,009,200
Chimera Investment Corporation	1,950,000	6,084,000
Dynex Capital, Inc.	90,000	725,400
Five Oaks Investment Corp.	79,000	898,230
Independence Realty Trust	133,200	1,092,240

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Newcastle Investment Corporation	350,000	$1,904,000
New Residential Investment Corp.	833,000	5,289,550
NorthStar Realty Finance Corp.	1,055,000	15,392,450
One Liberty Properties, Inc.	62,077	1,294,926
Physicians Realty Trust	90,000	1,115,100
RAIT Financial Trust	110,000	928,400
Resource Capital Corp.	100,000	589,000
Spirit Realty Capital, Inc.	130,000	1,378,000
Starwood Property Trust, Inc.	50,000	1,510,000
Starwood Property Trust, Inc. — W/I	15,000	368,250
Two Harbors Investment Corp.	435,000	4,276,050
ZAIS Financial Corp.	400,000	6,800,000

		55,576,796

Telecommunication Services — 0.5%
A T & T, Inc.	27,900	929,628
BCE, Inc.	11,200	470,064
Vodafone Group PLC	51,200	1,897,472

		3,297,164

Total Common Stocks		181,268,899

CONVERTIBLE SECURITIES — 0.3%
Financial — 0.3%
ZAIS Financial Partners, L.P., 8% Exchangeable Senior Notes, due 11/15/2016	$2,000,000	2,023,750

CORPORATE BONDS & NOTES — 38.5%
Basic Materials — 2.7%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$1,000,000	932,500
AngloGold Ashanti Holdings PLC, 8.5%, due 7/30/2020	$2,000,000	2,105,000
Arcelormittal, 8.75%, due 3/29/2049	$1,650,000	1,674,816
IAMGOLD Corporation, 6.75%, due 10/1/2020	$3,000,000	2,587,500
Millar Western Forets Products Ltd., 8.5%, due 4/1/2021	$1,475,000	1,515,563
A K Steel Holding Corporation, 7.625%, due 5/15/2020	$2,500,000	2,481,250
Molycorp, Inc., 10%, due 6/1/2020	$1,000,000	1,012,500
Momentive Performance Materials, Inc., 8.875%, due 10/15/2020	$1,000,000	1,072,500
Resolute Forest Products, Inc., 5.875%, due 5/15/2023	$2,000,000	1,920,000
United States Steel Corp., 7.5%, due 3/15/2022	$2,200,000	2,365,000
Vertellus Specialties, Inc., 9.375%, due 10/1/2015	$1,000,000	1,000,000

		18,666,629

Communications — 1.0%
Affinion Group, Inc., 7.875%, due 12/15/2018	$2,000,000	1,785,000
Clear Channel Communications, Inc., 9%, due 3/1/2021	$2,000,000	2,030,000
EarthLink, Inc., 7.375%, due 6/1/2020	$2,300,000	2,357,500
Koninklijke KPN NV, 7%, due 3/28/2073	$1,000,000	1,035,000

		7,207,500

Consumer Cyclical — 3.1%
Accuride Corporation, 9.5%, due 8/1/2018	$500,000	501,250
Automotores Gildemeister SA, 8.25%, due 5/24/2021	$3,000,000	2,355,000
Caesar’s Entertainment Operating Co., Inc., 11.25%, due 6/1/2017	$4,300,000	4,386,000
Commercial Vehicle Group, Inc., 7.875%, due 4/15/2019	$1,000,000	1,020,000
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$2,000,000	2,175,000
Easton-Bell Sports, Inc., 9.75%, due 12/1/2016	$3,000,000	3,127,500
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	4,474,960
GRD Holdings III Corp., 10.75%, due 6/1/2019	$1,000,000	1,110,000
Gymboree Corporation, 9.125%, due 12/1/2018	$1,000,000	895,000
J. C. Penney Company, Inc., 5.75%, due 2/15/2018	$300,000	219,000
Pittsburgh Glass Works LLC, 8%, due 11/15/2018	$500,000	542,500
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/17	$600,000	612,000

		21,418,210

Consumer Non-cyclical — 2.4%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$3,500,000	3,303,125
Central Garden & Pet Company, 8.25%, due 3/1/2018	$1,000,000	987,500
DynCorp International, Inc., 10.375%, due 7/1/2017	$5,300,000	5,478,875
FAGE Dairy Industry S.A., 9.875%, due 2/1/2020	$500,000	530,000
Harland Escrow Corp., 6.875%, due 3/1/2020	$500,000	503,125
Minerva Luxembourg SA, 7.75%, due 1/31/2023	$2,000,000	1,950,000
Radiation Therapy Services, Inc., 8.875%, due 1/15/2017	$1,000,000	1,040,000
Sun Products Corp., 7.75%, due 3/15/2021	$500,000	436,250
Vantage Oncology LLC, 9.5%, due 6/15/2017	$500,000	515,000

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Virgilino de Oliveira Finance Ltd., 11.75%, due 2/9/2022	$3,000,000	$1,620,000

		16,363,875

Energy — 6.1%
Alpha Natural Resources, Inc., 9.75%, due 4/15/2018	$1,000,000	1,057,500
Alpha Natural Resources, Inc., 6%, due 6/1/2019	$5,000,000	4,162,500
Arch Coal, Inc., 9.875%, due 6/15/2019	$2,000,000	1,760,000
EV Energy Partners, L.P., 8%, due 4/15/2019	$5,550,000	5,681,813
EXCO Resources, Inc., 7.5%, due 9/15/2018	$2,500,000	2,481,250
Forbes Energy Services Ltd., 9%, due 6/15/2019	$2,386,000	2,344,245
Forest Oil Corporation, 7.25%, due 6/15/2019	$2,000,000	1,930,000
Forest Oil Corporation, 7.5%, due 9/15/2020	$300,000	297,000
Linn Energy, LLC, 6.25%, due 11/1/2019	$4,800,000	4,896,000
Lightstream Resources Ltd., 8.625%, due 2/1/2020	$1,500,000	1,530,000
Midstates Petroleum Company, Inc., 10.75%, due 10/1/2020	$1,000,000	1,087,500
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	52,482	1,377,653
Petroleos de Venezuela S.A., 4.9%, due 10/28/2014	$2,500,000	2,325,000
PetroQuest Energy, Inc., 10%, due 9/1/2017	$1,000,000	1,052,500
Rockies Express Pipeline LLC, 6.85%, due 7/15/2018	$1,900,000	1,876,250
Rockies Express Pipeline LLC, 5.625%, due 4/15/2020	$2,500,000	2,256,250
Samson Investment Company, 9.75%, due 2/15/2020	$2,000,000	2,210,000
Swift Energy Co., 7.875%, due 3/1/2022	$2,000,000	2,050,000
Walter Energy, Inc., 9.5%, due 10/15/2019	$1,500,000	1,530,000

		41,905,461

Financial — 8.5%
Affiliated Managers Group, Inc., 6.375% Senior Notes, due 8/15/2042	25,000	594,000
Apollo Investment Corp., 6.625% Senior Notes, due 10/15/2042	30,000	675,000
Apollo Investment Corp., 6.875% Senior Notes, due 7/15/2043	27,000	617,490
Ares Capital Corporation, 5.875% Senior Notes, due 10/1/2022	40,000	1,009,200
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	228,900	5,003,754
Cantor Fitzgerald LP, 7.875%, due 10/19/2019	$300,000	316,500
CNG Holdings, Inc., 9.375%, due 5/15/2020	$500,000	468,750
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	53,520	1,220,256
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	160,000	3,616,000
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	120,000	3,092,400
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$6,000,000	5,962,500
Hercules Technology Growth Capital, Inc., 7% Senior Notes, due 4/30/2019	6,200	161,200
Hercules Technology Growth Capital, Inc., 7% Senior Notes, due 9/30/2019	40,000	1,030,840
Horizon Technology Finance Corp., 7.375% Senior Notes, due 3/15/2019	6,060	154,894
ILFC E-Capital Trust II, 6.25%, due 12/21/2065	$4,000,000	3,780,000
JMP Group, Inc., 8% Senior Notes, due 1/15/2023	102,500	2,614,775
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	17,800	464,580
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	196,000	4,678,520
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	196,000	4,639,320
National Money Mart Company, 10.375%, due 12/15/2016	$1,800,000	1,782,000
Natixis, 10%, due 4/29/2049	$275,000	321,750
Nuveen Investments, Inc., 9.125%, due 10/15/2017	$500,000	515,000
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	64,600	1,569,780
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	220,000	5,502,200
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$3,000,000	3,027,246
Solar Capital Ltd., 6.75% Senior Notes, due 11/15/2042	40,000	866,000
Texas Capital Bancshares, Inc., 6.5% Subordinated Notes, due 9/21/2042	40,000	910,400
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	44,658	1,089,655
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	134,000	3,323,200

		59,007,210

Industrial — 2.6%
Aeropuertos Dominicanos Siglo XXI, 9.25%, due 11/13/2019	$4,000,000	3,180,000
CHC Helicopter S.A., 9.25%, due 10/15/2020	$3,500,000	3,745,000

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Erickson Air-Crane, Inc., 8.25%, due 5/1/2020	$4,201,000	$4,379,543
Nuverra Environmental Solutions, Inc., 9.875%, due 4/15/2018	$500,000	465,000
OAS Financial Ltd., 8.875%, due 4/29/2049	$3,500,000	3,036,250
Trinseo Materials Operating SCA, 8.75%, due 2/1/2019	$3,000,000	3,082,500

		17,888,293

Real Estate Investment Trusts — 0.3%
Sotherly Hotels LP, 8% Senior Notes, due 9/30/2018	80,000	2,100,000

Structured Notes — 9.8%
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,896,600
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,060,000	3,934,140
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 2/14/2020	$2,000,000	1,994,000
Credit Suisse AG Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,916,000
Credit Suisse AG Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,730,400
Credit Suisse AG S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,584,800
Goldman Sachs Group, Inc. Autocallable Monthly Index-Linked Medium-Term Notes, Variable Rate, due 4/26/2023	$1,000,000	1,023,870
Goldman Sachs Group, Inc. Autocallable Quarterly S&P 500 and Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 3/16/2020	$4,900,000	4,919,894
Goldman Sachs Group, Inc. Callable Monthly Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 4/26/2023	$3,000,000	2,945,310
Goldman Sachs Group, Inc. Callable Monthly Russell 2000 Index-Linked Accrual Range Notes, Variable Rate, due 5/29/2023	$2,000,000	1,959,860
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$4,000,000	4,076,200
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 2/16/2023	$4,800,000	4,775,040
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	2,085,100
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index,Variable Rate, due 8/30/2028	$3,000,000	2,823,750
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index,Variable Rate, due 6/28/2028	$3,000,000	3,242,550
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$6,000,000	6,273,000
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/17/2019	$1,000,000	1,119,950
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 9/28/2018	$2,764,000	3,185,095
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/16/2020	$2,500,000	2,705,875
Societe Generale, Callable Conditional Coupon Notes, Variable Rate, due 11/23/2018	$2,000,000	1,871,800
Societe Generale, Callable Conditional Coupon Notes, Variable Rate,due 8/30/2019	$2,000,000	1,876,800
Societe Generale, Callable Conditional Coupon Notes, Variable Rate,due 9/10/2019	$2,000,000	1,946,600

		67,886,634

Technology — 1.9%
First Data Corporation, 11.25%, due 1/15/2021	$1,000,000	1,107,500
First Data Corporation, 12.625%, due 1/15/2021	$10,000,000	11,700,000

		12,807,500

Utilities — 0.1%
AES Andres/Itabo Dominicana Ltd., 9.5%, due 11/12/2020	$500,000	537,500
DPL, Inc., 7.25%, due 10/15/2021	$500,000	500,000

		1,037,500

Total Corporate Bonds & Notes		266,288,812

INVESTMENT COMPANIES — 32.8%
Closed End Funds (Business Development Companies) — 23.1%
American Capital Senior Floating, Ltd.	150,000	2,113,500
Ares Capital Corporation	772,000	13,672,120
Apollo Investment Corporation	1,270,000	10,718,800
BlackRock Kelso Capital Corporation	440,000	4,087,600
Capitala Finance Corp.	301,737	5,968,358

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Fidus Investment Corp.	349,100	$7,250,807
Fifth Street Senior Floating Rate Corp.	190,548	2,618,130
Full Circle Capital Corp.	202,000	1,486,720
Garrison Capital, Inc.	350,025	5,019,359
Golub Capital BDC, Inc.	230,000	4,209,000
Harvest Capital Credit Corporation	132,323	2,011,310
Hercules Technology Growth Capital, Inc.	30,000	475,800
Horizon Technology Finance Corporation	288,000	4,167,360
KCAP Financial, Inc.	473,000	3,769,810
MCG Capital Corp	1,350,000	6,034,500
Medley Capital Corp.	463,500	6,391,665
Monroe Capital Corporation	280,000	3,679,200
New Mountain Finance Corporation	370,000	5,468,600
NGP Capital Resources Company	183,393	1,357,108
PennantPark Floating Rate Capital Ltd.	256,058	3,572,009
PennantPark Investment Corp.	512,000	5,795,840
Prospect Capital Corporation	900,000	9,783,000
Solar Capital Ltd.	565,500	12,514,515
Solar Senior Capital Ltd.	118,350	2,138,585
Stellus Capital Investment Corp.	143,900	2,128,281
TCP Capital Corp.	632,457	10,954,155
THL Credit, Inc.	600,000	9,492,000
TICC Capital Corp.	437,000	4,435,550
Triangle Capital Corporation	55,000	1,482,800
WhiteHorse Finance, Inc.	450,000	6,660,000

		159,456,482

Closed End Funds (Other) — 0.4%
Aberdeen Asia-Pacific Income Fund, Inc.	323,000	1,863,710
Helios Multi-Sector High Income Fund, Inc.	73,300	447,863
Managed High Yield Plus Fund, Inc.	259,000	536,130
Western Asset Managed High Income Fund, Inc.	63,700	363,727

		3,211,430

Exchange Traded Funds — 8.7%
AdvisorShares Peritus High Yield ETF	379,500	19,741,590
iShares iBoxx $ High Yield Corporate ETF	100,000	9,325,000
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	199,300	21,068,003
SPDR Barclays Capital Short Term High Yield Bond ETF	335,000	10,348,150

		60,482,743

Money Market Funds — 0.6%
Fidelity Institutional Money Market Portfolio	4,018,795	4,018,795

Total Investment Companies		227,169,450

PREFERRED STOCKS — 1.9%
Financial — 0.9%
CYS Investments, Inc. 7.75% Preferred Series A	40,000	866,000
Discover Financial Services 6.5% Preferred Series B	30,000	716,400
EverBank Financial Corp. 6.75% Preferred Series A	20,000	460,600
Ladenburg Thalmann Financial Services, Inc. 8% Preferred Series A	50,000	1,150,000
Oxford Lane Capital Corp. Preferred Series 2023	60,000	1,400,400
Regions Financial Corp. 6.375% Preferred Series A	30,000	699,300
SunTrust Banks, Inc. 5.875% Preferred Series E	11,990	262,341
Webster Financial Corp. 6.4% Preferred Series E	20,000	452,000

		6,007,041

Industrial — 0.3%
Navios Maritime Holdings, Inc. 8.75% Preferred	50,000	1,206,500
Seaspan Corporation 7.95% Preferred Series D	20,000	501,400

		1,707,900

Real Estate Investment Trusts — 0.7%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	40,000	932,400
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	670,800
Arbor Realty Trust, Inc. 8.25% Preferred Series A	40,000	1,000,800
Kennedy-Wilson Holdings, Inc. 7.75% Preferred	15,075	379,890
New York Mortgage Trust, Inc. 7.75% Preferred Series B	30,000	624,600
NorthStar Realty Finance Corp. 8.875% Preferred Series C	30,000	757,500
Resource Capital Corporation 8.25% Preferred Series B	30,000	684,000

		5,049,990

Total Preferred Stocks		12,764,931

Total Investments — 99.7% (cost $673,577,185)		689,515,842
Other Assets in Excess of Liabilities — 0.3%		1,802,268

Net Assets — 100.0%		$691,318,110

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

Costfor federal income tax purposes $673,604,776.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$40,590,250
Excess of tax cost over value	24,679,184

Net Appreciation	$15,911,066

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2014

	Principal/ Shares	Value
CORPORATE BONDS & NOTES — 71.9%
Basic Materials — 1.6%
Alcoa, Inc., 5.72%, due 2/23/2019	$100,000	$108,689
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	186,500

		295,189

Communications — 2.2%
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	105,875
EarthLink, Inc., 7.375%, due 6/1/2020	$200,000	205,000
Expedia, Inc., 5.95%, due 8/15/2020	$100,000	109,830

		420,705

Consumer Cyclical — 4.5%
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$300,000	326,250
Easton-Bell Sports, Inc., 9.75%, due 12/1/2016	$300,000	312,750
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/2017	$200,000	204,000

		843,000

Consumer Non-cyclical — 6.5%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$500,000	471,875
DynCorp International, Inc., 10.375%, due 7/1/2017	$300,000	310,125
Simmons Foods, Inc., 10.5%, due 11/1/2017	$200,000	216,000
Wells Enterprises, Inc., 6.75%, due 2/1/2020	$200,000	205,000

		1,203,000

Energy — 10.7%
Arch Coal, Inc., 9.875%, due 6/15/2019	$100,000	88,000
EV Energy Partners L.P., 8%, due 4/15/2019	$400,000	409,500
Forbes Energy Services Ltd., 9%, due 6/15/2019	$300,000	294,750
Forest Oil Corporation, 7.25%, due 6/15/2019	$200,000	193,000
Linn Energy, LLC, 6.25%, due 11/1/2019	$600,000	612,000
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	8,000	210,000
NuStar Logistics L.P., 4.75%, due 2/1/2022	$100,000	90,500
Petrobras Global Finance BV, 3% Global Notes, due 1/15/2019	$100,000	94,485

		1,992,235

Financial — 29.5%
Ares Capital Corp., 5.875% Senior Notes, due 10/1/2022	12,000	302,760
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	13,000	284,180
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	18,500	421,800
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	5,000	128,850
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$200,000	$198,750
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	12,000	309,252
Horizon Technology Finance Corp., 7.375% Senior Notes, due 3/15/2019	12,000	306,720
JMP Group, Inc., 8% Senior Notes due 1/15/2023	17,000	433,670
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	14,000	365,400
Legg Mason, Inc., 6%, due 5/21/2019	$100,000	110,952
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	8,000	190,960
Medley Capital Corp., 7.125% Senior Notes, due 3/30/2019	8,375	217,583
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	10,000	236,700
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	18,000	437,400
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	10,000	250,100
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$500,000	504,541
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	16,000	390,400
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	16,000	396,800

		5,486,818

Industrial — 6.7%
CHC Helicopter S.A., 9.25%, due 10/15/2020	$500,000	535,000
Tervita Corporation, 8%, due 11/15/2018	$200,000	206,000
Trinseo Materials Operating SCA, 8.75%, due 2/1/2019	$500,000	513,750

		1,254,750

Structured Notes — 8.8%
Barclays Financial LLC S&P 500, Russell 2000, and Euro STOXX 50 Index-Linked Notes, Variable Rate, due 9/14/2015	$100,000	99,960
Credit Suisse AG S&P 500, Russell 2000, and Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 8/17/2015	$200,000	195,400
Goldman Sachs Group, Inc. Autocallable Quarterly S&P 500 and Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 3/16/2020	$100,000	100,406
JPMorgan Chase Bank, Callable Contingent Interest Notes, Variable Rate, due 8/17/2015	$200,000	197,540
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	203,810

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 2/16/2023	$200,000	$198,960
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/17/2019	$200,000	223,990
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/16/2020	$200,000	216,470
Royal Bank of Canada S&P 500, Russell 2000, and Euro STOXX Index-Linked Callable Yield Notes, 5.25%, due 9/14/2015	$200,000	199,720

		1,636,256

Technology — 1.4%
BMC Software, Inc., 7.25%, due 6/1/2018	$150,000	153,000
Dell, Inc., 5.65%, due 4/15/2018	$100,000	103,250

		256,250

Total Corporate Bonds & Notes		13,388,203

INVESTMENT COMPANIES — 27.7%
Exchange Traded Funds — 26.1%
AdvisorShares Newfleet Multi-Sector Income ETF	5,800	288,608
AdvisorShares Peritus High Yield ETF	18,000	936,360
iShares iBoxx $ High Yield Corporate Bond ETF	9,000	839,250
Market Vectors Treasury-Hedged High Yield Bond ETF	27,000	679,050
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	7,000	739,970
SPDR Barclays Capital High Yield Bond ETF	12,500	509,875
SPDR Barclays Capital Short Term High Yield Bond ETF	28,000	864,920

		4,858,033

Money Market Funds — 1.6%
Fidelity Institutional Money Market Portfolio	304,726	304,726

Total Investment Companies		5,162,759

Total Investments — 99.6% (cost $18,538,762)		18,550,962
Other Assets in Excess of Liabilities — 0.4%		72,089

Net Assets — 100.0%		$18,623,051

Costfor federal income tax purposes $18,538,762.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$235,916
Excess of tax cost over value	223,716

Net Appreciation	$12,200

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2014

	Shares	Value
COMMON STOCKS — 89.4%
Consumer Discretionary — 13.6%
Advance Auto Parts, Inc.	950	$109,070
Brinker International, Inc.	3,000	145,080
Delphi Automotive PLC	3,400	207,026
Dollar Tree, Inc.*	1,800	90,936
D.R. Horton, Inc.	5,600	131,488
Esprit Holdings Ltd.*	40,000	150,800
Ethan Allen Interiors, Inc.	3,600	90,864
Fiat S.p.A.*	18,500	184,630
G-III Apparel Group Ltd.*	3,200	223,904
Hasbro, Inc.	2,800	137,536
Hillenbrand, Inc.	3,600	97,452
Home Depot, Inc.	1,800	138,330
ITV plc	3,300	107,547
Las Vegas Sands Corp.	2,600	198,952
Nordstrom, Inc.	2,000	114,900
PVH Corp.	1,200	145,044
Scripps Networks Interactive, Inc.	1,700	123,284
Tempur-Pedic International, Inc.*	2,500	123,225
TRW Automotive Holdings Corp.*	2,400	177,960
Twenty-First Century Fox, Inc. — Class A	5,400	171,828
Under Armour, Inc.*	1,600	172,976
Volkswagon AG	2,800	135,604
Walt Disney Company	2,000	145,220
Wendy's Company	23,500	213,145
Wynn Macau, Ltd.	3,200	137,536
Wynn Resorts Limited	950	206,549

		3,880,886

Consumer Staples — 5.2%
Ambev SA	15,500	101,370
Bunge Ltd.	2,300	174,248
Coca-Cola Enterprises, Inc.	3,600	155,844
CVS Caremark Corporation	2,200	148,984
Energizer Holdings, Inc.	1,350	127,575
Hershey Company	700	69,580
Ingredion, Inc.	2,600	161,980
Lorillard, Inc.	2,400	118,128
Nu Skin Enterprises, Inc.	1,350	114,953
PepsiCo, Inc.	1,400	112,504
Unilever PLC	2,800	108,108
Wal-Mart Stores, Inc.	1,400	104,552

		1,497,826

Energy — 9.1%
Anadarko Petroleum Corporation	1,550	125,070
Apache Corporation	1,450	116,377
Atwood Oceanics, Inc.*	2,300	109,020
Baker Hughes, Inc.	2,100	118,944
ConocoPhillips	2,000	129,900
Devon Energy Corporation	1,800	106,596
Energy Transfer Partners, L.P.	1,036	57,508
Energy XXI (Bermuda) Ltd.	3,650	83,768
Forum Energy Technologies, Inc.*	4,350	109,272
Halliburton Company	2,100	102,921
Helmerich & Payne, Inc.	2,100	184,884
Marathon Oil Corporation	3,500	114,765
National Oilwell Varco, Inc.	1,700	127,517
Noble Energy, Inc.	2,200	137,126
Noble Corporation	3,000	93,090
Occidental Petroleum Corporation	1,200	105,084
Phillips 66	2,550	186,380
Rosetta Resources, Inc.*	3,000	127,830
Saipem S.p.A.	4,500	52,245
Schlumberger Ltd.	1,500	131,355
Spectra Energy Corp.	4,500	161,775
Weatherford International Ltd.*	9,800	132,692

		2,614,119

Financials — 20.4%
AEGON N.V.	20,426	177,093
Allstate Corporation	2,600	133,120
Altisource Residential Corporation	7,000	210,000
American International Group, Inc.	2,100	100,716
Ameriprise Financial, Inc.	1,350	142,614
AXA SA	4,500	118,395
Barclays PLC	4,000	71,600
Berkshire Hathaway, Inc. Class B*	1,200	133,920
BNP Paribas S.A.	950	36,927
Brown & Brown, Inc.	4,000	125,960
Carlyle Group LP	4,200	146,202
Cheung Kong Holdings Limited	2,000	29,400
Chubb Corporation	1,400	118,356
Community Bank System, Inc.	3,800	135,280
Credit Suisse Group AG	6,453	194,558
Discover Financial Services	2,000	107,300
Eaton Vance Corp.	3,900	148,473
Everest Re Group Ltd.	1,000	144,760
Federated Investors, Inc.	4,900	131,761
Franklin Resources, Inc.	2,400	124,824
Goldman Sachs Group, Inc.	950	155,914
Hartford Financial Services Group, Inc.	5,900	196,175
ICICI Bank Limited	3,200	102,944
ING Groep N.V.*	13,000	171,730
Intesa Sanpaolo S.p.A.	2,800	45,360
Invesco Ltd.	4,500	149,625

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
KB Financial Group, Inc.*	3,000	$100,650
KeyCorp	12,000	153,120
Lincoln National Corporation	4,700	225,741
MetLife, Inc.	3,300	161,865
Mitsubishi UFJ Financial Group, Inc.	22,000	132,880
Montpelier Re Holdings Ltd.	4,700	130,989
Primerica, Inc.	3,900	164,307
Principal Financial Group, Inc.	4,000	174,280
Prudential Financial, Inc.	1,800	151,902
Reinsurance Group of America, Inc.	2,700	201,609
State Street Corporation	2,300	153,985
Teche Holding Company	2,500	187,375
Travelers Companies, Inc.	1,600	130,048
UBS AG*	1,400	27,818
Validus Holdings, Ltd.	3,200	114,944
Wells Fargo & Company	3,100	140,554
White Mountains Insurance Group Ltd.	190	107,293

		5,812,367

Health Care — 6.2%
Abbott Laboratories	1,500	54,990
AbbVie, Inc.	1,500	73,845
Alere, Inc.*	5,300	200,870
Amgen, Inc.	1,200	142,740
Forest Laboratories, Inc.*	2,200	145,860
Hill-Rom Holdings, Inc.	3,200	116,064
Jazz Pharmaceuticals Plc*	2,000	303,320
Johnson & Johnson	1,500	132,705
Novartis AG	1,700	134,419
Teva Pharmaceutical Industries Ltd.	3,000	133,890
Thermo Fisher Scientific, Inc.	1,900	218,766
UnitedHealth Group, Inc.	1,400	101,192

		1,758,661

Industrials — 13.5%
ABB Limited*	4,000	99,360
ADT Corporation	2,300	69,092
Alliant Techsystems, Inc.	1,000	143,700
Babcock & Wilcox Company	6,000	205,680
Boeing Company	1,700	212,942
Bombardier, Inc.	6,200	22,444
CNH Industrial NV*	10,718	112,968
CSX Corporation	4,000	107,640
FedEx Corporation	1,100	146,652
Flowserve Corporation	2,400	173,592
Graco, Inc.	1,500	104,235
Graham Corporation	3,000	107,130
Kaman Corporation	3,800	147,288
KBR, Inc.	3,300	103,290
Kirby Corporation*	1,000	99,790
Koninklijke Philips Electronics N.V.	4,100	142,270
Luxfer Holdings PLC	5,300	110,982
Multi-Color Corporation	4,100	147,436
Old Dominion Freight Line, Inc.*	3,200	173,568
Orion Marine Group, Inc.*	10,400	116,480
Owens Corning, Inc.*	3,400	129,710
Precision Castparts Corp.	600	152,850
Regal-Beloit Corporation	450	33,341
Ritchie Bros. Auctioneers, Inc.	5,000	114,800
Siemens AG	1,000	126,290
Standex International Corporation	2,100	119,448
Stericycle, Inc.*	1,200	140,472
TNT Express NV	3,600	31,536
United Technologies Corporation	1,200	136,824
URS Corporation	2,000	100,400
Valmont Industries, Inc.	700	102,466
WABCO Holdings, Inc.*	1,300	112,086

		3,846,762

Information Technology — 14.5%
Activision Blizzard, Inc.	9,100	155,883
Aixtron SE*	4,400	67,012
Applied Materials, Inc.	8,800	148,016
ARM Holdings plc	2,300	105,961
Avago Technologies Ltd.	2,600	142,064
Broadcom Corporation	3,300	98,208
Cisco Systems, Inc.	7,500	164,325
Citrix Systems, Inc.*	1,700	91,919
Corning, Inc.	9,200	158,332
Electronics for Imaging, Inc.*	5,000	211,850
EMC Corporation	5,600	135,744
F5 Networks, Inc.*	1,400	149,800
Ferrovial S.A.	2,100	41,160
Gemalto NV	1,300	73,463
International Business Machines, Inc.	500	88,340
Jabil Circuit, Inc.	4,600	82,662
Lam Research Corporation*	3,900	197,379
MagnaChip Semoconductor Corporation*	7,300	115,413
MasterCard, Inc.	2,500	189,200
Measurement Specialties, Inc.*	3,500	193,095
NetEase, Inc.	2,200	164,934
NICE Systems Limited	2,650	104,543
NXP Semiconductors NV*	3,900	188,565
Proofpoint, Inc.*	3,500	141,680
Teradata Corp.*	2,100	86,352
TIBCO Software, Inc.*	4,200	89,418
Total System Services, Inc.	3,500	104,580

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
ValueClick, Inc.*	8,000	$172,000
Visa, Inc.	800	172,344
VMware, Inc.*	1,400	126,196
WNS Holdings Ltd.*	7,900	170,087

		4,130,525

Materials — 5.4%
Albemarle Corporation	1,800	115,524
Alcoa, Inc.	11,000	126,610
BASF SE	1,600	171,728
Crown Holdings, Inc.*	2,650	108,915
Ferro Corporation*	9,900	124,542
International Paper Company	3,400	162,316
Lafarge SA	6,600	118,470
PolyOne Corporation	5,000	177,800
Sigma-Aldrich Corporation	1,000	92,970
Silgan Holdings, Inc.	2,500	114,575
Syngenta AG ADS	950	67,289
Vulcan Materials Company	2,400	148,152

		1,528,891

Telecommunication Services — 1.5%
China Mobile Limited	2,100	100,485
8 x 8, Inc.*	18,500	187,590
Vivendi SA	5,400	144,871

		432,946

Total Common Stocks		25,502,983

INVESTMENT COMPANIES — 10.3%
Closed End Funds (Business Development Companies) — 0.6%
American Capital, Ltd.*	11,000	171,710

Exchange Traded Funds — 8.4%
iShares Europe ETF	3,000	135,810
iShares India 50 ETF	2,000	44,120
iShares MSCI Austria Capped ETF	2,600	50,700
iShares MSCI Belgium Capped ETF	3,200	50,592
iShares MSCI Brazil Capped ETF	1,500	58,860
iShares MSCI EAFE Value ETF	2,400	130,632
iShares MSCI Emerging Markets Value ETF	2,250	96,615
iShares MSCI France ETF	4,500	120,960
iShares MSCI Germany ETF	1,900	56,677
iShares MSCI Germany Small-Cap ETF	1,150	46,460
iShares MSCI India ETF	2,000	46,750
iShares MSCI Indonesia ETF	2,000	46,400
iShares MSCI Italy Capped ETF	6,900	107,226
iShares MSCI Philippines ETF	2,000	62,040
iShares MSCI South Korea Capped ETF	850	50,184
iShares MSCI Spain Capped ETF	2,700	102,276
iShares MSCI Switzerland Capped ETF	1,350	43,200
iShares MSCI Thailand Capped ETF	850	55,522
iShares MSCI United Kingdom Small-Cap ETF	1,100	44,671
Market Vectors Indonesia Index ETF	2,500	52,875
Market Vectors Poland ETF	4,700	100,251
Market Vectors Vietnam Index ETF	3,800	80,066
Schwab International Equity ETF	5,400	162,216
Schwab International Small-Cap Equity ETF	3,700	114,108
Vanguard FTSE All-World Ex-U.S. Index Fund	3,500	167,265
Vanguard FTSE Emerging Markets ETF	3,500	131,845
Vanguard FTSE Europe ETF	3,000	168,330
WisdomTree Europe SmallCap Dividend Fund	1,000	57,990

		2,384,641

Money Market Funds — 1.3%
Fidelity Institutional Money Market Portfolio	377,161	377,161

Total Investment Companies		2,933,512

Total Investments — 99.7% (cost $21,312,022)		28,436,495
Other Assets in Excess of Liabilities — 0.3%		91,925

Net Assets — 100.0%		$28,528,420

Costfor federal income tax purposes $21,312,022.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$7,632,736
Excess of tax cost over value	508,263

Net Appreciation	$7,124,473

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2014

	Shares	Value
INVESTMENT COMPANIES — 100.0%
Growth Funds — 34.1%
API Efficient Frontier Growth Fund*	1,037,600	$14,516,028

Income Funds — 31.4%
API Efficient Frontier Capital Income Fund	301,978	13,359,507

Money Market Funds — 1.1%
Fidelity Institutional Money Market Portfolio	466,839	466,839

Value Funds — 33.4%
API Efficient Frontier Value Fund*	847,106	14,239,860

Total Investments — 100.0% (cost $26,327,784)		42,582,234
Other Assets in Excess of Liabilities — Less Than 0.05%		8,952

Net Assets — 100.0%		$42,591,186

Costfor federal income tax purposes $26,680,310.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$15,931,398
Excess of tax cost over value	29,474

Net Appreciation	$15,901,924

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2014

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers at value (indentified cost of $29,927,930, $49,261,338, $673,577,185, $18,538,762, $21,312,022, and $466,839 respectively)	$35,828,860	$65,445,358	$689,515,842	$18,550,962	$28,436,495	$466,839
Investments in affiliated issuers at value (indentified cost of $25,860,945)						42,115,395
Cash			365,009
Dividends and interest receivable	75,690	10,380	3,774,855	136,956	10,760
Receivable for securities sold		313,056			129,810
Receivable for shareholder purchases	74,917	1,031,044	1,603,449	362	405	99,338
Other assets	2,343	4,253	46,385	1,270	1,948	2,896

Total assets	35,981,810	66,804,091	695,305,540	18,689,550	28,579,418	42,684,468

Liabilities
Payable for shareholder redemptions	1,500	22,565	2,313,788	28,281		32,414
Accrued distribution fees	11,328	29,464	400,169	12,261	7,825	30,153
Accrued advisory fees	18,090	56,011	234,050	6,362	22,469	11,020
Accrued accounting service fees	3,635	3,893	8,382	3,492	3,583
Payable for securities purchased	470,842	752,987	865,009
Other accrued expenses	18,355	24,355	166,032	16,103	17,121	19,695

Total liabilities	523,750	889,275	3,987,430	66,499	50,998	93,282

Net assets	$35,458,060	$65,914,816	$691,318,110	$18,623,051	$28,528,420	$42,591,186

Shares of beneficial interest (unlimited number of no par value shares authorized (Note 7)
Class A: Shares outstanding	126,465	1,983,117	19,042,725	262,567	1,084,811	337,836

Net asset value per share	$43.49	$13.99	$11.87	$12.65	$16.81	$35.24

Maximum offering price per share	$46.14	$14.84	$12.59	$13.42	$17.84	$37.39

Class L: Shares outstanding	245,689	2,705,420	31,464,882	1,213,545	642,204	846,591

Net asset value per share	$42.40	$12.55	$11.41	$11.77	$15.37	$34.40

Institutional Class: Shares outstanding	441,744	287,722	8,668,571	76,322	24,310	43,046

Net asset value per share	$44.24	$14.65	$12.26	$13.35	$17.29	$36.23

Net assets consist of
Paid-in capital	$29,324,248	$50,086,122	$684,395,751	$21,442,058	$25,198,955	$26,539,703
Undistributed net investment income (loss)	232,882		1,770,899	203,210
Accumulated net realized gain (loss) from security transactions		(355,326)	(10,787,197)	(3,034,417)	(3,795,008)	(202,967)
Unrealized appreciation on investments	5,900,930	16,184,020	15,938,657	12,200	7,124,473	16,254,450

Net assets applicable to outstanding shares of beneficial interest	$35,458,060	$65,914,816	$691,318,110	$18,623,051	$28,528,420	$42,591,186

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Year Ended January 31, 2014

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Investment income
Dividends from unaffiliated issuers	$1,180,847	$550,006	$40,016,381	$678,951	$377,313
Dividends from affiliated issuers						$283,724
Interest	39,896	7,939	10,320,930	431,924	1,949	294

Total income	1,220,743	557,945	50,337,311	1,110,875	379,262	284,018

Expenses
Investment advisory fees	184,305	517,847	2,498,895	136,178	227,376	111,318
Distribution fees
Class L	94,707	291,795	3,226,846	154,807	84,551	259,363
Class A	23,934		1,081,241			51,931
Accounting service fees	42,888	43,353	96,071	39,658	40,700
Transfer agent fees	49,188	57,863	609,280	42,400	40,528	53,049
Custodial fees	5,610	8,548	77,871	5,256	5,915	3,232
Professional fees	15,668	20,307	129,171	13,167	14,662	16,421
Registration fees	52,612	60,109	138,146	43,302	40,669	57,531
Trustee fees	2,562	4,279	51,207	1,860	2,319	3,153
Insurance	3,141	4,349	45,000	2,220	2,423	3,501
Shareholder reports	3,979	8,283	129,485	3,145	2,654	6,865
Miscellaneous	22,268	31,136	118,907	22,625	24,380	18,773

Total operating expenses	500,862	1,047,869	8,202,120	464,618	486,177	585,137
Less expenses waived by investment advisor				(54,993)

Net operating expenses	500,862	1,047,869	8,202,120	409,625	486,177	585,137

Net investment income (loss)	719,881	(489,924)	42,135,191	701,250	(106,915)	(301,119)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issuers	625,716	4,519,391	(8,179,890)	(48,440)	1,233,718
Net realized gain (loss) from security transactions in affiliated issuers						116,222
Realized gain distributed from affiliated issuers						168,019
Change in unrealized appreciation on investments in unaffiliated issuers	1,648,037	5,198,354	(14,951,818)	(849,433)	3,194,693
Change in unrealized appreciation on investments in affiliated issuers						5,173,434

Net realized and unrealized gain (loss) on investments	2,273,753	9,717,745	(23,131,708)	(897,873)	4,428,411	5,457,675

Net increase (decrease) in net assets resulting from operations	$2,993,634	$9,227,821	$19,003,483	$(196,623)	$4,321,496	$5,156,556

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2014

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$719,881	$(489,924)	$42,135,191	$701,250	$(106,915)	$(301,119)
Net realized gain (loss) from security transactions	625,716	4,519,391	(8,179,890)	(48,440)	1,233,718	284,241
Net change in unrealized appreciation on investments	1,648,037	5,198,354	(14,951,818)	(849,433)	3,194,693	5,173,434

Increase (decrease) in net assets resulting from operations	2,993,634	9,227,821	19,003,483	(196,623)	4,321,496	5,156,556

Distributions
From net investment income:
Class A	(113,275)		(14,283,973)	(123,526)
Class L	(188,040)		(20,836,687)	(440,366)
Institutional Class	(457,211)		(5,953,340)	(13,408)

	(758,526)		(41,074,000)	(577,300)

From realized gain on security transactions:
Class A	(33,203)
Class L	(65,846)
Institutional Class	(112,098)

	(211,147)

Change in net assets from Fund share transactions:
Class A	1,520,256	7,100,121	43,454,968	(512,481)	1,950,634	949,474
Class L	1,321,647	3,993,239	122,225,342	(1,954,658)	(694,717)	1,933,104
Institutional Class	4,220,222	4,149,496	55,746,730	1,021,723	409,754	1,463,294

Increase (decrease) in net assets resulting from capital share transactions	7,062,125	15,242,856	221,427,040	(1,445,416)	1,665,671	4,345,872

Total increase (decrease) in net assets	9,086,086	24,470,677	199,356,523	(2,219,339)	5,987,167	9,502,428
Net assets
Beginning of the year	26,371,974	41,444,139	491,961,587	20,842,390	22,541,253	33,088,758

End of year	$35,458,060	$65,914,816	$691,318,110	$18,623,051	$28,528,420	$42,591,186

Undistributed net investment income	$232,882		$1,770,899	$203,210

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2013

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$562,588	$(228,272)	$20,545,904	$383,082	$(45,086)	$(262,182)
Net realized gain (loss) from security transactions	1,448,575	5,630,643	(145,294)	412,733	2,560,768	(153,545)
Net change in unrealized appreciation on investments	868,524	318,545	28,849,814	505,483	(400,769)	3,805,493

Increase in net assets resulting from operations	2,879,687	5,720,916	49,250,424	1,301,298	2,114,913	3,389,766

Distributions
From net investment income:
Class A	(62,766)		(8,036,867)	(93,021)
Class L	(108,199)		(9,921,643)	(234,979)
Institutional Class	(303,035)		(1,879,490)

	(474,000)		(19,838,000)	(328,000)

Change in net assets from Fund share transactions:
Class A	(463,184)	(214,841)	107,948,312	(337,475)	(1,305,224)	(2,881,830)
Class L	(71,990)	(1,371,936)	150,736,541	(1,559,563)	(1,252,823)	(87,845)
Institutional Class	(204,959)		40,851,679

Increase (decrease) in net assets resulting from capital share transactions	(740,133)	(1,586,777)	299,536,532	(1,897,038)	(2,558,047)	(2,969,675)

Total increase (decrease) in net assets	1,665,554	4,134,139	328,948,956	(923,740)	(443,134)	420,091
Net assets
Beginning of the year	24,706,420	37,310,000	163,012,631	21,766,130	22,984,387	32,668,667

End of year	$26,371,974	$41,444,139	$491,961,587	$20,842,390	$22,541,253	$33,088,758

Undistributed net investment income	$271,527	—	$709,708	$79,260	—	—

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009 (3)
	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$40.51	$36.79	$36.36	$30.19	$25.85	$42.82

Income from investment operations
Net investment income (1)(4)	0.95	0.80	0.71	0.42	0.14	0.52
Net realized and unrealized gain (loss) on investments	3.29	3.59	0.37	6.04	4.33	(15.05)

Total income (loss) from investment operations	4.24	4.39	1.08	6.46	4.47	(14.53)

Distributions
From net investment income	(0.99)	(0.67)	(0.65)	(0.29)	(0.13)	(0.39)
From net realized gain on security transactions	(0.27)					(2.05)

Total distributions	(1.26)	(0.67)	(0.65)	(0.29)	(0.13)	(2.44)

Net asset value, end of year/period	$43.49	$40.51	$36.79	$36.36	$30.19	$25.85

Total return (5)	10.51%	12.09%	3.04%	21.39%	17.27%	(33.18)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,500	$3,659	$3,779	$4,040	$3,795	$3,551
Ratio of expenses to average net assets (6)(7)	1.74%	1.88%	1.92%	2.14%	2.43%	2.40%
Ratio of net investment income to average net assets (6)(7)	2.23%	2.13%	1.99%	1.27%	0.72%	1.83%
Portfolio turnover rate (5)	16%	37%	85%	66%	27%	129%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009 (3)
	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$39.54	$35.96	$35.56	$29.56	$25.34	$42.10

Income from investment operations
Net investment income (1)(4)	0.72	0.60	0.52	0.25	0.04	0.37
Net realized and unrealized gain (loss) on investments	3.22	3.49	0.37	5.89	4.23	(14.77)

Total income (loss) from investment operations	3.94	4.09	0.89	6.14	4.27	(14.40)

Distributions
From net investment income	(0.81)	(0.51)	(0.49)	(0.14)	(0.05)	(0.31)
From net realized gain on security transactions	(0.27)					(2.05)

Total distributions	(1.08)	(0.51)	(0.49)	(0.14)	(0.05)	(2.36)

Net asset value, end of year/period	$42.40	$39.54	$35.96	$35.56	$29.56	$25.34

Total return (5)	9.98%	11.49%	2.56%	20.79%	16.85%	(33.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,417	$8,482	$7,792	$8,510	$7,610	$8,651
Ratio of expenses to average net assets (6)(7)	2.24%	2.38%	2.42%	2.64%	2.93%	2.90%
Ratio of net investment income to average net assets (6)(7)	1.73%	1.63%	1.49%	0.77%	0.22%	1.33%
Portfolio turnover rate (5)	16%	37%	85%	66%	27%	129%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009 (3)
	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$41.15	$37.35	$36.89	$30.60	$26.19	$43.34

Income from investment operations
Net investment income (1)(4)	1.19	1.01	0.91	0.60	0.24	0.68
Net realized and unrealized gain (loss) on investments	3.35	3.64	0.37	6.14	4.39	(15.29)

Total income (loss) from investment operations	4.54	4.65	1.28	6.74	4.63	(14.61)

Distributions
From net investment income	(1.18)	(0.85)	(0.82)	(0.45)	(0.22)	(0.49)
From net realized gain on security transactions	(0.27)					(2.05)

Total distributions	(1.45)	(0.85)	(0.82)	(0.45)	(0.22)	(2.54)

Net asset value, end of year/period	$44.24	$41.15	$37.35	$36.89	$30.60	$26.19

Total return (5)	11.09%	12.63%	3.55%	22.03%	17.63%	(32.93)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,541	$14,231	$13,135	$11,636	$7,114	$3,745
Ratio of expenses to average net assets (6)(7)	1.24%	1.38%	1.42%	1.64%	1.93%	1.90%
Ratio of net investment income to average net assets (6)(7)	2.73%	2.63%	2.49%	1.77%	1.22%	2.33%
Portfolio turnover rate (5)	16%	37%	85%	66%	27%	129%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.50	$9.82	$9.85	$7.55	$6.36	$13.93

Income from investment operations
Net investment income (loss) (1)(3)	(0.05)		(0.04)	(0.04)	(0.01)	0.06
Net realized and unrealized gain (loss) on investments	2.54	1.68	0.01	2.34	1.20	(6.06)

Total income from investment (loss) operations	2.49	1.68	(0.03)	2.30	1.19	(6.00)

Distributions
From net realized gain on security transactions						(1.57)

Total distributions						(1.57)

Net asset value, end of year/period	$13.99	$11.50	$9.82	$9.85	$7.55	$6.36

Total return (4)	21.65%	17.11%	(0.30)%	30.46%	18.71%	(41.06)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,745	$16,671	$14,582	$12,975	$9,706	$4,221
Ratio of expenses to average net assets (5)(6)	1.45%	1.51%	1.58%	1.68%	1.88%	1.94%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.38)%	0.00%	(0.37)%	(0.48)%	(0.28)%	0.80%
Portfolio turnover rate (4)	50%	56%	37%	35%	25%	99%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.42	$8.99	$9.11	$7.05	$5.98	$13.40

Income from investment operations
Net investment loss (1)(3)	(0.16)	(0.09)	(0.12)	(0.12)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	2.29	1.52		2.18	1.13	(5.84)

Total income (loss) from investment operations	2.13	1.43	(0.12)	2.06	1.07	(5.85)

Distributions
From net investment income
From net realized gain on security transactions						(1.57)

Total distributions						(1.57)

Net asset value, end of year/period	$12.55	$10.42	$8.99	$9.11	$7.05	$5.98

Total return (4)	20.44%	15.91%	(1.32)%	29.22%	17.89%	(41.62)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,954	$24,773	$22,728	$28,348	$25,269	$25,772
Ratio of expenses to average net assets (5)(6)	2.45%	2.51%	2.58%	2.68%	2.88%	2.94%
Ratio of net investment loss to average net assets (5)(6)	(1.38)%	(1.00)%	(1.37)%	(1.48)%	(1.28)%	(0.20)%
Portfolio turnover rate (4)	50%	56%	37%	35%	25%	99%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

Institutional Class Shares
For the Period Ended
January 31, 2014 *
For a share outstanding throughout the period
Net asset value, beginning of period	$13.00

Income from investment operations
Net investment loss (1)(2)	(0.04)
Net realized and unrealized gain on investments	1.69

Total income from investment operations	1.65

Net asset value, end of period	$14.65

Total return (3)	12.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,216
Ratio of expenses to average net assets (4)(5)	1.45%
Ratio of net investment loss to average net assets (4)(5)	(0.38)%
Portfolio turnover rate (3)	50%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.24	$11.18	$11.90	$11.24	$9.20	$10.27

Income from investment operations
Net investment income (1)(3)	0.83	0.84	0.79	0.94	0.69	0.66
Net realized and unrealized gain (loss) on investments	(0.41)	1.00	(0.72)	0.62	2.00	(1.11)

Total income (loss) from investment operations	0.42	1.84	0.07	1.56	2.69	(0.45)

Distributions
From net investment income	(0.79)	(0.78)	(0.79)	(0.90)	(0.65)	(0.62)

Total distributions	(0.79)	(0.78)	(0.79)	(0.90)	(0.65)	(0.62)

Net asset value, end of year/period	$11.87	$12.24	$11.18	$11.90	$11.24	$9.20

Total return (4)	3.58%	17.09%	0.69%	14.35%	30.00%	(3.25)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$226,003	$189,833	$69,653	$36,202	$13,255	$1,276
Ratio of expenses to average net assets (5)(6)	1.12%	1.24%	1.56%	1.71%	1.20%	1.88%
Ratio of net investment income to average net assets (5)(6)	6.93%	7.20%	7.02%	8.00%	9.47%	7.76%
Portfolio turnover rate (4)	59%	40%	86%	42%	33%	92%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.81	$10.82	$11.54	$10.92	$8.96	$10.02

Income from investment operations
Net investment income (1)(3)	0.74	0.76	0.74	0.88	0.59	0.55
Net realized and unrealized gain (loss) on investments	(0.40)	0.97	(0.69)	0.60	1.96	(1.07)

Total income (loss) from investment operations	0.34	1.73	0.05	1.48	2.55	(0.52)

Distributions
From net investment income	(0.74)	(0.74)	(0.77)	(0.86)	(0.59)	(0.54)

Total distributions	(0.74)	(0.74)	(0.77)	(0.86)	(0.59)	(0.54)

Net asset value, end of year/period	$11.41	$11.81	$10.82	$11.54	$10.92	$8.96

Total return (4)	3.02%	16.62%	0.50%	14.05%	29.06%	(4.12)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$359,011	$248,675	$83,596	$46,927	$30,042	$19,411
Ratio of expenses to average net assets (5)(6)	1.62%	1.68%	1.81%	1.96%	2.20%	2.88%
Ratio of net investment income to average net assets (5)(6)	6.43%	6.76%	6.77%	7.80%	8.47%	6.76%
Portfolio turnover rate (4)	59%	40%	86%	42%	33%	92%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,			For the Period Ended January 31, 2011 (2)
	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.61	$11.49	$12.19	$12.00

Income from investment operations
Net investment income (1)(3)	0.91	0.94	0.90	0.88
Net realized and unrealized gain (loss) on investments	(0.42)	1.02	(0.74)	0.11

Total income from investment operations	0.49	1.96	0.16	0.99

Distributions
From net investment income	(0.84)	(0.84)	(0.86)	(0.80)

Total distributions	(0.84)	(0.84)	(0.86)	(0.80)

Net asset value, end of year/period	$12.26	$12.61	$11.49	$12.19

Total return (4)	4.09%	17.71%	1.49%	8.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$106,305	$53,454	$9,764	$5,756
Ratio of expenses to average net assets (5)(6)	0.62%	0.68%	0.81%	0.96%
Ratio of net investment income to average net assets (5)(6)	7.43%	7.76%	7.77%	8.80%
Portfolio turnover rate (4)	59%	40%	86%	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was April 1, 2010.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,					For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
	2014		2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.07		$12.46	$12.40	$10.39	$8.98	$16.84

Income from investment operations
Net investment income (1)(3)	0.55		0.34	0.11	0.01	0.07	0.11
Net realized and unrealized gain (loss) on investments	(0.52)		0.55	(0.05)	2.08	1.41	(7.46)

Total income (loss) from investment operations	0.03		0.89	0.06	2.09	1.48	(7.35)

Distributions
From net investment income	(0.45)		(0.28)		(0.08)	(0.07)
From net realized gain on security transactions							(0.51)

Total distributions	(0.45)		(0.28)		(0.08)	(0.07)	(0.51)

Net asset value, end of year/period	$12.65		$13.07	$12.46	$12.40	$10.39	$8.98

Total return (4)	0.26%		7.19%	0.48%	20.09%	16.43%	(43.21)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,322		$3,986	$4,115	$3,653	$3,303	$2,918
Ratio of expenses to average net assets (5)(6)	1.30	% (7)	1.47%	1.53%	1.69%	1.82%	1.77%
Ratio of net investment income to average net assets (5)(6)	4.36%		2.62%	0.91%	0.13%	1.02%	1.03%
Portfolio turnover rate (4)	103%		62%	244%	122%	21%	75%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.59%.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31					For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
	2014		2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.20		$11.66	$11.72	$9.86	$8.54	$16.22

Income from investment operations
Net investment income (loss) (1)(3)	0.40		0.19	(0.01)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.49)		0.52	(0.05)	1.95	1.33	(7.17)

Total income from investment operations	(0.09)		0.71	(0.06)	1.86	1.33	(7.17)

Distributions
From net investment income	(0.34)		(0.17)		(0.00)*	(0.01)
From net realized gain on security transactions							(0.51)

Total distributions	(0.34)		(0.17)		(0.00)*	(0.01)	(0.51)

Net asset value, end of year/period	$11.77		$12.20	$11.66	$11.72	$9.86	$8.54

Total return (4)	(0.72)%		6.10%	(0.51)%	18.88%	15.58%	(43.76)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,282		$16,856	$17,651	$17,190	$17,008	$16,417
Ratio of expenses to average net assets (5)(6)	2.30	% (7)	2.47%	2.53%	2.69%	2.82%	2.77%
Ratio of net investment income (loss) to average net assets (5)(6)	3.40%		1.62%	(0.09)%	(0.87)%	0.02%	0.03%
Portfolio turnover rate (4)	103%		62%	244%	122%	21%	75%

*	Prior to May 30, 2012, Class L shares were referred to as Class C shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by investment advisor, the ratio of expenses to average net assets would have been 2.59%.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended
	January 31, 2014 *
For a share outstanding throughout the period
Net asset value, beginning of period	$13.50

Income from investment operations
Net investment income (1)(2)	0.43
Net realized and unrealized loss on investments	(0.28)

Total income (loss) from investment operations	0.15

Distributions
From net investment income	(0.30)

Total distributions	(0.30)

Net asset value, end of period	$13.35

Total return (3)	1.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,019
Ratio of expenses to average net assets (4)(5)	1.30	%(6)
Ratio of net investment income (loss) to average net assets (4)(5)	4.91%
Portfolio turnover rate (3)	103%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.68%.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.05	$12.67	$12.99	$10.33	$8.48	$16.56

Income from investment operations
Net investment income (loss) (1)(3)	(0.01)	0.02	0.02	0.02		0.11
Net realized and unrealized gain (loss) on investments	2.77	1.36	(0.34)	2.64	1.92	(7.95)

Total income from investment operations	2.76	1.38	(0.32)	2.66	1.92	(7.84)

Distributions
From net investment income					(0.07)
From net realized gain on security transactions						(0.24)

Total distributions					(0.07)	(0.24)

Net asset value, end of year/period	$16.81	$14.05	$12.67	$12.99	$10.33	$8.48

Total return (4)	19.64%	10.89%	(2.46)%	25.75%	22.60%	(47.18)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,240	$13,556	$13,579	$11,962	$7,838	$4,832
Ratio of operating expenses to average net assets (5)(6)	1.58%	1.64%	1.59%	1.72%	1.93%	1.93%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.09)%	0.15%	0.16%	0.16%	0.00%	1.11%
Portfolio turnover rate (4)	25%	95%	52%	58%	32%	120%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.95	$11.79	$12.19	$9.79	$8.05	$15.89

Income from investment operations
Net investment income (loss) (1)(3)	(0.14)	(0.09)	(0.09)	(0.08)	(0.06)	0.02
Net realized and unrealized gain (loss) on investments	2.56	1.25	(0.31)	2.48	1.82	(7.62)

Total income (loss) from investment operations	2.42	1.16	(0.40)	2.40	1.76	(7.60)

Distributions
From net investment income					(0.02)
From net realized gain on security transactions						(0.24)

Total distributions					(0.02)	(0.24)

Net asset value, end of year/period	$15.37	$12.95	$11.79	$12.19	$9.79	$8.05

Total return (4)	18.69%	9.84%	(3.28)%	24.51%	21.83%	(47.67)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,868	$8,986	$9,405	$15,147	$13,969	$14,763
Ratio of operating expenses to average net assets (5)(6)	2.48%	2.54%	2.49%	2.62%	2.83%	2.83%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.99)%	(0.75)%	(0.74)%	(0.74)%	(0.90)%	0.21%
Portfolio turnover rate (4)	25%	95%	52%	58%	32%	120%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

Institutional Class Shares
For the Period Ended
January 31, 2014*
For a share outstanding throughout the period
Net asset value, beginning of period	$15.50

Income from investment operations
Net investment income (loss) (1)(2)	(0.03)
Net realized and unrealized gain on investments	1.82

Total income from investment operations	1.79

Net asset value, end of period	$17.29

Total return (3)	11.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$420
Ratio of operating expenses to average net assets (4)(5)	1.58%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.26)%
Portfolio turnover rate (3)	25%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,				For the Period Ended
	2014	2013	2012	2011	January 31, 2010 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$30.39	$27.14	$27.41	$22.13	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.16)	(0.14)	(0.13)	(0.24)	(0.32)
Net realized and unrealized gain (loss) on investments	5.01	3.39	(0.14)	5.52	7.45

Total income (loss) from investment operations	4.85	3.25	(0.27)	5.28	7.13

Net asset value, end of year/period	$35.24	$30.39	$27.14	$27.41	$22.13

Total return (4)	15.96%	11.97%	(0.99)%	23.86%	47.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,907	$9,488	$11.389	$9,407	$3,035
Ratio of expenses to average net assets (5)(6)	1.23%	1.22%	1.23%	1.45%	2.47%
Ratio of net investment loss to average net assets (5)(6)	(0.47)%	(0.49)%	(0.49)%	(0.96)%	(1.74)%
Portfolio turnover rate (4)	3%	7%	16%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,				For the Period Ended
	2014	2013	2012	2011	January 31, 2010 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$29.81	$26.76	$27.16	$22.03	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.32)	(0.27)	(0.26)	(0.36)	(0.42)
Net realized and unrealized gain (loss) on investments	4.91	3.32	(0.14)	5.49	7.45

Total income (loss) from investment operations	4.59	3.05	(0.40)	5.13	7.03

Net asset value, end of year/period	$34.40	$29.81	$26.76	$27.16	$22.03

Total return (4)	15.40%	11.40%	(1.47)%	23.29%	46.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,125	$23,601	$21,280	$18,708	$13,574
Ratio of expenses to average net assets (5)(6)	1.73%	1.72%	1.73%	1.95%	2.97%
Ratio of net investment income to average net assets (5)(6)	(0.97)%	(0.99)%	(0.99)%	(1.46)%	(2.24)%
Portfolio turnover rate (4)	3%	7%	16%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

Institutional Class Shares
For the Period Ended
January 31, 2014*
For a share outstanding throughout the period
Net asset value, beginning of period	$33.00

Income from investment operations
Net investment income (1)(2)	0.03
Net realized and unrealized gain on investments	3.20

Total income (loss) from investment operations	3.23

Net asset value, end of period	$36.23

Total return (3)	9.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,560
Ratio of expenses to average net assets (4)(5)	0.73%
Ratio of net investment income to average net assets (4)(5)	0.13%
Portfolio turnover rate (3)	3%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2014

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Core Income Fund’s investment objective is maximum total return from capital growth and income. The Core Income Fund invests primarily in corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2014, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$31,638,817	$—	$—	$31,638,817
Corporate Bonds & Notes	—	499,355	—	499,355
Investment Companies	3,690,688	—	—	3,690,688

Total	$35,329,505	$499,355	$—	$35,828,860

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$60,216,628	$—	$—	$60,216,628
Investment Companies	5,228,730	—	—	5,228,730

Total	$65,445,358	$—	$—	$65,445,358

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$181,268,899	$—	$—	$181,268,899
Convertible Securities	2,023,750	—	—	2,023,750
Corporate Bonds & Notes	—	266,288,812	—	266,288,812
Investment Companies	227,169,450	—	—	227,169,450
Preferred Stocks	12,764,931	—	—	12,764,931

Total	$423,227,030	$266,288,812	$—	$689,515,842

Core Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Corporate Bonds & Notes	$—	$13,388,203	$—	$13,388,203
Investment Companies	5,162,759	—	—	5,162,759

Total	$5,162,759	$13,388,203	$—	$18,550,962

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$25,502,983	$—	$—	$25,502,983
Investment Companies	2,933,512	—	—	2,933,512

Total	$28,436,495	$—	$—	$28,436,495

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies	$42,582,234	$—	$—	$42,582,234

There were no transfers into or out of Levels 1 and 2 during the current period presented. Transfers are recognized at the end of the reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

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NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks – The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks – The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

4.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Core Income Fund; .90% of the average daily net assets

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NOTES TO FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund. During the year ended January 31, 2014, the Advisor voluntarily waived $54,993 of fees for the Core Income Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the year ended January 31, 2014, the Advisor received $42,888, $43,353, $96,071, $39,658, and $40,700 from the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, and Value Fund, respectively. The Advisor does not currently charge administrative services and accounting services fees for the Master Allocation Fund.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A Shares of the Capital Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class A Shares of the Income Fund and Master Allocation Fund pay a fee of 0.50% of each Class A shares’ average daily net assets for distribution fees. Class L Shares of the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund and Master Allocation Fund pay a fee of 1.00% of each Class L Shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L Shares of the Value Fund pay a fee of 0.90% of the Class L Shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees.

6.	Investment Activity

For the year ended January 31, 2014, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$11,637,654	$4,885,666	$—	$—
Growth Fund	39,316,649	25,153,294	—	—
Income Fund	599,693,522	362,202,293	—	—
Core Income Fund	19,241,230	20,241,162	—	—
Value Fund	7,726,843	6,084,686	—	—
Master Allocation Fund	4,845,000	930,000	—	—

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NOTES TO FINANCIAL STATEMENTS, Continued

7.	Fund Share Transactions

Share transactions for the period ended January 31, 2014 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$1,722,664	$135,889	$(338,297)	$1,520,256	40,860	3,125	(7,839)	36,146
Class L	2,486,363	236,927	(1,401,643)	1,321,647	59,169	5,572	(33,555)	31,186
Institutional Class	4,778,703	161,322	(719,803)	4,220,222	108,878	3,651	(16,606)	95,923
Growth Fund:
Class A	9,432,304	—	(2,332,183)	7,100,121	720,961	—	(187,261)	533,700
Class L	7,847,250	—	(3,854,011)	3,993,239	655,385	—	(327,101)	328,284
Institutional Class	4,290,926	—	(141,432)	4,149,494	297,211	—	(9,489)	287,722
Income Fund:
Class A	106,455,310	9,358,714	(72,359,056)	43,454,968	8,836,808	784,282	(6,088,172)	3,532,918
Class L	171,940,678	16,361,672	(66,077,008)	122,225,342	14,754,858	1,425,721	(5,779,960)	10,400,619
Institutional Class	90,714,011	5,179,005	(40,146,286)	55,746,730	7,323,394	422,077	(3,314,664)	4,430,807
Core Income Fund:
Class A	1,181,493	121,022	(1,814,996)	(512,481)	91,995	9,540	(143,966)	(42,431)
Class L	1,789,184	426,510	(4,170,352)	(1,954,658)	149,521	36,121	(353,858)	(168,216)
Institutional Class	1,007,702	14,021	—	1,021,723	75,257	1,065	—	76,322
Value Fund:
Class A	2,469,961	—	(519,327)	1,950,634	155,062	—	(34,990)	120,072
Class L	1,218,206	—	(1,912,923)	(694,717)	82,363	—	(133,767)	(51,404)
Institutional Class	409,754	—	—	409,754	24,310	—	—	24,310
Master Allocation Fund:
Class A	2,789,175	—	(1,839,701)	949,474	82,331	—	(56,702)	25,629
Class L	7,316,314	—	(5,383,210)	1,933,104	224,402	—	(169,446)	54,956
Institutional Class	1,681,475	—	(218,181)	1,463,294	49,029	—	(5,983)	43,046

At January 31, 2014, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$5,499,935	$27,744,727	$226,002,612	$3,321,964	$18,239,642	$11,906,977
Class L	10,417,081	33,954,426	359,010,980	14,282,153	9,868,411	29,124,514
Institutional Class	19,541,044	4,215,663	106,304,518	1,018,934	420,367	1,559,695

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NOTES TO FINANCIAL STATEMENTS, Continued

7.	Fund Share Transactions, continued

Share transactions for the period ended January 31, 2013 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$308,481	$59,390	$(831,055)	$(463,184)	8,001	1,581	(21,975)	(12,393)
Class L	1,051,189	100,915	(1,224,094)	(71,990)	27,906	2,748	(32,860)	(2,206)
Institutional Class	1,987,119	70,979	(2,263,057)	(204,959)	51,473	1,860	(59,201)	(5,868)

Growth Fund:
Class A	2,832,213	—	(3,047,054)	(214,841)	267,986	—	(302,819)	(34,833)
Class L	2,196,461	—	(3,568,397)	(1,371,936)	229,932	—	(380,752)	(150,820)

Income Fund:
Class A	119,589,472	5,213,163	(16,854,323)	107,948,312	10,272,408	449,119	(1,440,305)	9,281,222
Class L	162,998,020	7,386,628	(19,648,107)	150,736,541	14,423,133	658,309	(1,742,936)	13,338,506
Institutional Class	43,866,949	1,634,792	(4,650,062)	40,851,679	3,640,228	136,371	(388,314)	3,388,285

Core Income Fund:
Class A	2,237,901	90,200	(2,665,576)	(337,475)	175,524	7,013	(207,916)	(25,379)
Class L	3,577,529	228,933	(5,366,025)	(1,559,563)	300,036	18,968	(451,420)	(132,416)

Value Fund:
Class A	1,417,889	—	(2,723,113)	(1,305,224)	107,869	—	(215,036)	(107,167)
Class L	1,133,133	—	(2,385,956)	(1,252,823)	94,760	—	(199,120)	(104,360)

Master Allocation Fund:
Class A	1,749,313	—	(4,631,143)	(2,881,830)	61,998	—	(169,414)	(107,416)
Class L	5,577,687	—	(5,665,532)	(87,845)	202,507	—	(206,168)	(3,661)

At January 31, 2013, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$3,658,625	$16,670,858	$189,833,002	$3,985,931	$13,555,729	$9,487,723
Class L	8,482,458	24,773,281	248,674,932	16,856,459	8,985,524	23,601,035
Institutional Class	14,230,891	—	53,453,653	—	—	—

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NOTES TO FINANCIAL STATEMENTS, Continued

8.	Capital Loss Carryovers

At January 31, 2014, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year	Carryover Character
Growth Fund	$355,326	2018
Income Fund	94,584	2015
	72,379	2017
	62,313	2018
	10,530,330	N/A	Short-Term
Core Income Fund	2,748,584	2018
Value Fund	3,795,008	2018

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Fund.

As a result of the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), losses incurred in the fiscal year ended January 31, 2012 and beyond retain their character, short-term or long-term, have no expiration date, and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

9.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

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NOTES TO FINANCIAL STATEMENTS, Continued

9.	Federal Income Tax Information, continued

The tax character of distributions paid during the years ended January 31, 2014 and 2013 were as follows:

	January 31, 2014
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$758,526	$211,147	$969,673
Growth Fund	—	—	—
Income Fund	41,074,000	—	41,074,000
Core Income Fund	577,300	—	577,300
Value Fund	—	—	—
Master Allocation Fund	—	—	—

	January 31, 2013
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$474,000	$—	$474,000
Growth Fund	—	—	—
Income Fund	19,838,000	—	19,838,000
Core Income Fund	328,000	—	328,000
Value Fund	—	—	—
Master Allocation Fund	—	—	—

The tax-basis components of distributable earnings at January 31, 2014 were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Post-October Loss	Total
Capital Income Fund	$232,882	$—	$5,900,930	$—	$—	$6,133,812
Growth Fund	—	—	16,184,020	(355,326)	—	15,828,694
Income Fund	1,770,899	—	15,911,066	(10,759,606)	—	6,922,359
Core Income Fund	203,210	—	12,200	(2,748,584)	(285,833)	(2,819,007)
Value Fund	—	—	7,124,473	(3,795,008)	—	3,329,465
Master Allocation Fund	—	149,559	15,901,924	—	—	16,051,483

The difference between the book and tax basis of distributable earnings is primarily due to wash losses.

Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital and undistributed accounts. For the year ended January 31, 2014, the Funds recorded the following permanent reclassifications, which relate primarily to the current net operating losses. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Undistributed net investment income	$—	$489,924	$—	$—	$106,915	$301,119
Accumulated net realized gain	—	—	184,277	—	—	—
Paid-in-capital	—	(489,924)	(184,277)	—	(106,915)	(301,119)

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NOTES TO FINANCIAL STATEMENTS, Continued

10.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the year ended January 31, 2014 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2014	Value 1/31/2014	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	261,666	40,312	—	301,798	$13,359,507	$283,724	$116,222
API Growth Fund	976,965	132,311	(71,676)	1,037,600	14,516,028	—	168,019
API Value Fund	772,690	81,404	(6,988)	847,106	14,239,860	—	—

Total	2,011,321	254,027	(78,664)	2,186,684	$42,115,395	$283,724	$284,241

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

American Pension Investors Trust

Lynchburg, Virginia

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the American Pension Investors Trust, (comprised of the API Efficient Frontier Capital Income Fund, API Efficient Frontier Growth Fund, API Efficient Frontier Income Fund, API Efficient Frontier Core Income Fund, API Efficient Frontier Value Fund, and API Master Allocation Fund, collectively referred to as the “Funds”), as of January 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and for all Funds except API Master Allocation Fund, the financial highlights for each of the four years in the period then ended, the period June 1, 2009 to January 31, 2010 and the year ended May 31, 2009, and with respect to API Master Allocation Fund the financial highlights for each of the four years in the period then ended and the period March 19, 2009 (commencement of operations) to January 31, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Pension Investors Trust as of January 31, 2014, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 28, 2014

The graphs that follow assume an initial investment of $10,000 made on January 31, 2004 (or, if a shorter period, commencement of a Fund’s operations) and held through January 31, 2014. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The MSCI World Free GTR Index and the Standard & Poor’s 500 are both a widely recognized unmanaged index of equity prices and each is representative of a broader market and range of securities than is found in the Funds’ portfolios. The Barclays U.S. Aggregate Index is a broad-based benchmark that measures the investment grade fixed-rate taxable bond market. The Dow Jones Conservative Relative Risk Index is made up of underlying indexes designed to measure portfolios at conservative risk levels. Individuals cannot invest directly in the Indexes; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Gross operating expense ratios by Fund and share class, as disclosed in the current prospectus as of the date of this report, are: Capital Income Fund Class A - 1.91%; Capital Income Fund Class L - 2.41%; Capital Income Fund Institutional Class - 1.41%; Growth Fund Class A - 1.54%; Growth Fund Class L - 2.54%; Growth Fund Institutional Class - 1.54%; Income Fund Class A - 2.13%; Income Fund Class L - 2.57%; Income Fund Institutional Class - 1.57%; Core Income Fund Class A - 1.86%; Core Income Fund Class L - 2.86%; Core Income Fund Institutional Class - 1.86%; Value Fund Class A - 1.68%; Value Fund Class L - 2.58%; Value Fund Institutional Class - 1.68%; Master Allocation Fund Class A - 2.73%; Master Allocation Fund Class L - 3.23%; Master Allocation Fund Institutional Class - 2.23%.

The performance data quoted represents past performance and does not guarantee future results. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Funds, to obtain performance data current to the most recent month end, or to obtain a prospectus, please call 1-800-544-6060. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of each Fund before investing. A Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Funds are distributed by Unified Financial Services, Inc., member FINRA.

*	On March 26, 2014, the Trust’s Board of Trustees approved changing the benchmark index for the Core Income Fund to the Barclays U.S. Aggregate Index. That index is included here to show how the Fund performed vs. that index for fiscal year 2014.

*	On March 26, 2014, the Trust’s Board of Trustees approved changing the benchmark index for the Value Fund to the MSCI World Free GTR Index. That index is included here to show how the Fund performed vs. that index for fiscal year 2014.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2013 to January 31, 2014.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 1/31/2014	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.74%
Actual	$1,000.00	$1,034.40	$8.92
Hypothetical (5% return before expenses)	1,000.00	1,032.60	8.91
Class L				2.24%
Actual	1,000.00	1,032.00	11.47
Hypothetical (5% return before expenses)	1,000.00	1,027.60	11.45
Institutional Class				1.24%
Actual	1,000.00	1,037.30	6.37
Hypothetical (5% return before expenses)	1,000.00	1,037.60	6.37

Growth Fund
Class A				1.45%
Actual	1,000.00	1,077.80	7.59
Hypothetical (5% return before expenses)	1,000.00	1,035.50	7.44
Class L				2.45%
Actual	1,000.00	1,072.60	12.80
Hypothetical (5% return before expenses)	1,000.00	1,025.50	12.51
Institutional Class				1.45%
Actual	1,000.00	1,077.20	7.59
Hypothetical (5% return before expenses)	1,000.00	1,035.50	7.44

Income Fund
Class A				1.12%
Actual	1,000.00	1,039.50	5.76
Hypothetical (5% return before expenses)	1,000.00	1,038.80	5.76
Class L				1.62%
Actual	1,000.00	1,036.30	8.31
Hypothetical (5% return before expenses)	1,000.00	1,033.80	8.30
Institutional Class				0.62%
Actual	1,000.00	1,041.20	3.19
Hypothetical (5% return before expenses)	1,000.00	1,043.80	3.19

Core Income Fund
Class A				1.30%
Actual	1,000.00	1,034.30	6.67
Hypothetical (5% return before expenses)	1,000.00	1,037.00	6.67
Class L				2.30%
Actual	1,000.00	1,029.90	11.77
Hypothetical (5% return before expenses)	1,000.00	1,027.00	11.75
Institutional Class				1.30%
Actual	1,000.00	1,034.80	6.67
Hypothetical (5% return before expenses)	1,000.00	1,037.00	6.67

Value Fund
Class A				1.58%
Actual	1,000.00	1,078.90	8.28
Hypothetical (5% return before expenses)	1,000.00	1,034.20	8.10
Class L				2.48%
Actual	1,000.00	1,074.80	12.97
Hypothetical (5% return before expenses)	1,000.00	1,025.20	12.66
Institutional Class				1.58%
Actual	1,000.00	1,078.60	8.28
Hypothetical (5% return before expenses)	1,000.00	1,034.20	8.10

	Beginning Account Value	Ending Account Value 1/31/2014	Expenses Paid * During the Period	Annualized Expense Ratio

Master Allocation Fund
Class A				1.23%
Actual	$1,000.00	1,057.90	6.38
Hypothetical (5% return before expenses)	1,000.00	1,037.70	6.32
Class L				1.73%
Actual	1,000.00	1,055.20	8.96
Hypothetical (5% return before expenses)	1,000.00	1,032.70	8.86
Institutional Class				0.73%
Actual	1,000.00	1,060.60	3.79
Hypothetical (5% return before expenses)	1,000.00	1,042.70	3.76

*	The dollar amounts shown as “Expenses Paid” are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) and divided by 365 (to reflect the one-half year period).

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 63	President and Trustee	Since 1985	All (consisting of six portfolios)	President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate); Partner, Downtown Enterprises (real estate); Managing Partner, WAIMED Enterprises, LLC (real estate and travel services). He is the father of David M. Basten.

David M. Basten Age 36	Vice-President, Assistant Secretary and Trustee	Since 2008	All (consisting of six portfolios)	Portfolio Manager, Yorktown Management & Research Company, Inc.. He is the son of David D. Basten.

Mark A. Borel Age 61	Trustee	Since 1985	All (consisting of six portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties, Inc. (real estate); Partner, JBO, LLC (real estate); Partner, JAMBO International, LLC (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Neighbor’s Place Restaurant; Partner, The HAB Company, LC (real estate); Partner, Piedmont Professional Investments, LLC (real estate); Vice President, Winnbo Electric, LLC (electrical contractor); Partner, A & K - BO, LLC (real estate); Partner, TABO International, LLC (real estate); Partner, City Place Commercial, LLC (commercial real estate); Partner, City Place Apartments, LLC (real estate); Partner, Braxton Park, LLC (real estate); Partner, BOJAM, LLC (commercial real estate); Partner, New London Development Company (real estate); Partner, Lake Group, LLC (real estate)

Stephen B. Cox Age 65	Trustee	Since 1995	All (consisting of six portfolios)	Retired

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

G. Edgar Dawson III Age 57	Trustee	Since 1995	All (consisting of six portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm); Director, E.C. Glass Foundation (non-profit); Director, Presbyterian Homes and Family Services, Inc. (non-profit).

Wayne C. Johnson Age 61	Trustee	Since 1988	All (consisting of six portfolios)	Retired; Previously Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals).

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David D. Basten and Mr. David M. Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant hereby undertakes to provide to any person without charge, upon request, a copy of such code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-544-6060.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for the fiscal years ended January 31, 2014 and January 31, 2013 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $99,000 and $96,000, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal years ended January 31, 2014 and January 31, 2013 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal years ended January 31, 2014 and January 31, 2013 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $21,000 and $20,500, respectively.

(d)	All Other Fees: The aggregate fees billed for the fiscal years ended January 31, 2014 and January 31, 2013 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)	Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended January 31, 2014 and January 31, 2013 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $21,000 and $20,500, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to the Registrant.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: April 7, 2014

/s/ David D. Basten
David D. Basten President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 7, 2014

/s/ David D. Basten
David D. Basten
President

Date: April 7, 2014

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer